FIDELITY


(registered trademark)
TAX-EXEMPT
MONEY MARKET
TRUST

ANNUAL REPORT
OCTOBER 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       8    A summary of major shifts in the
                              fund's investments over the past six
                              months
                              and one year.

INVESTMENTS              9    A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     29   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    33   Notes to the financial statements.

REPORT OF INDEPENDENT
ACCOUNTANTS              35   The auditors' opinion.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE



DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was almost ideal.
These market ups and downs are a normal part of investing, and there are some basic principles that can help investors in every type of market. First, take a long-term approach when investing. If you can afford to leave your money invested through the inevitable ups and downs of financial markets, you will greatly reduce your vulnerability to any single decline. Over time, for example, stock prices have gone up - and have significantly outperformed other types of investments and stayed ahead of inflation. Second, you can further manage risk by diversifying your investments. A stock mutual fund is already diversified, because it invests in many different companies. You can increase your diversification by investing in a number of different stock funds, or in different investment categories, such as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, it makes good sense to follow a regular investment plan, investing a set amount of money at the same time each month or quarter. That way, you can avoid getting caught up in the excitement of a rapidly-rising market - and won't end up buying all your shares at market highs. This strategy won't assure a profit or protect you from a loss in a declining market, but it should help you lower the average cost of your purchases. For this to be effective, you must continue to buy shares in both up and down markets.
If you have questions, please call us at 1-800-544-8888. We would be happy to send you a Fidelity FundMatch kit, which can help you determine the mix of investments that is right for you. You might also find it convenient to set up a regular investment plan using the Fidelity Automatic Account Builder.SM
We look forward to hearing from you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in a fund's share price over a given period and reinvestment of its dividends (or income). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1995                 PAST 1   PAST 5   PAST 10
                                               YEAR     YEARS    YEARS

Fidelity Tax-Exempt Money Market Trust         3.48%    16.85%   49.50%

Average All Tax-Free Money Market Fund         3.35%    15.65%   47.43%

Consumer Price Index                           2.81%    15.13%   41.40%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the average all tax-free money market fund which reflects the performance of 393 tax-free money market funds with similar objectives tracked by IBC/Donoghue over the past 12 months. Comparing the fund's performance to the consumer price index (CPI) helps show how your fund did compared to inflation. (The periods covered by the CPI and IBC/Donoghue numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1995                 PAST 1   PAST 5   PAST 10
                                               YEAR     YEARS    YEARS

Fidelity Tax-Exempt Money Market Trust         3.48%    3.16%    4.10%

Average All Tax-Free Money Market Fund         3.35%    2.95%    3.96%

Consumer Price Index                           2.81%    2.86%    3.52%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.
YIELDS
      10/31/94   1/30/95   4/24/95   7/31/95   10/30/95



Fidelity Tax-Exempt     3.01%   3.28%   3.75%   3.40%   3.41%
Money Market Trust



Average All Tax-Free    2.83%   3.14%   3.68%   3.29%   3.32%
Money Market Fund



Fidelity Tax-Exempt     4.70%   5.13%   5.86%   5.31%   5.33%
Money Market Trust -
Tax-equivalent




Row: 1, Col: 1, Value: 3.01
Row: 1, Col: 2, Value: 2.83
Row: 2, Col: 1, Value: 3.28
Row: 2, Col: 2, Value: 3.14
Row: 3, Col: 1, Value: 3.75
Row: 3, Col: 2, Value: 3.68
Row: 4, Col: 1, Value: 3.4
Row: 4, Col: 2, Value: 3.29
Row: 5, Col: 1, Value: 3.41
Row: 5, Col: 2, Value: 3.32
4% -
3% -
2% -
1% -
0%
Fidelity Tax-Exempt
Money Market Trust
Average All
Tax-Free
Money Market
Fund
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the average tax-free money market fund. Or you can look at the fund's tax-equivalent yield, which assumes you're in the 36% tax bracket. Figures for the average all tax-free money market fund are from IBC/Donoghue.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free
investments are usually lower
than yields on taxable
investments. However, a
straight comparison between
the two may be misleading
because it ignores the way
taxes reduce taxable returns.
Tax-equivalent yield - the
yield you'd have to earn on a
similar taxable investment to
match the tax-free yield -
makes the comparison more
meaningful. Keep in mind that
the U.S. government neither
insures nor guarantees a
money market fund. And
there is no assurance that a
money fund will maintain a $1
share price.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Deborah Watson,
Portfolio Manager of Tax-Exempt Money Market Trust
Q. DEBORAH, THERE HAVE BEEN SOME DRAMATIC SHIFTS IN THE INVESTMENT CLIMATE DURING THE PAST YEAR. CAN YOU BRING US UP TO DATE?
A. Sure. We've left behind an environment in which the Federal Reserve was raising interest rates to slow down growth and ward off inflation and entered one in which the Fed's main concern has been keeping growth on track. Throughout the spring and early summer, there were persistent signs of weakness. In July, the Fed responded by lowering the federal funds rate one-quarter percent, breaking a string of seven rate increases, during which the federal funds rate doubled from 3% to 6%. Since then, while interest rates on many short-term securities have continued to fall, the Fed has stayed on the sidelines, awaiting clearer signals on the economy's direction. The initial estimate of third-quarter growth in the gross domestic product (GDP) surprised most analysts when it came in at more than 4%, much higher than expected. Inflation, however, remains quite tame. For every sign of strength in the economy, it seems, there's an offsetting weakness.
Q. YOU'VE BEEN MANAGING THE FUND SINCE JUNE, WHEN YOU TOOK OVER FROM SARAH ZENOBLE. WHAT CHANGES HAVE YOU MADE?
A. My approach and Sarah's are very similar. Therefore any changes I've made have been in response only to changing conditions. The fund's average maturity a year ago October was 48 days. With rates on the rise, Sarah shortened the fund to 28 days at the end of January. In retrospect, she might have preferred having a somewhat longer average maturity; soon after the Fed's rate increase in February, market rates began to fall on expectations of an impending rate cut by the Fed. On the other hand, Sarah thought it important to maintain flexibility and liquidity in the wake of the Orange County, California, bankruptcy. By investing more heavily than usual in tax-free commercial paper, she kept the fund's yield competitive. By the time I took over, the downward trend in rates was clearer. During the annual summer borrowing season, I lengthened the fund's average maturity, reaching 57 days by the end of June and closing the period, on October 31, 1995, at 64 days.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on October 31, 1995, was 3.42%, compared to 3.01% a year ago. The latest yield was the equivalent of a 5.34% taxable yield for investors in the 36% federal tax bracket. The fund had a total return for the year of 3.48%, which beat the total return of 3.35% for the average all tax-free money market fund, according to IBC/Donoghue.
Q. WHAT'S AHEAD FOR THE COMING MONTHS?
A. Lately I've been cutting back on the percentage of commercial paper in the fund, which is down now to around 24%. It's less attractive now, and I've been able to capture yield in other ways, mainly by lengthening the fund's average maturity. Despite the strong improvement in the third-quarter GDP, the economy remains in flux. Many market participants lately have been taking their cue from external factors, including prospects for a budget agreement that might dramatically reduce federal spending. Many feel the Fed would closely follow any such agreement with a rate cut to offset any resulting economic weakness. I think the fund is well-positioned currently with an average maturity of 64 days. I'll likely maintain an average maturity of between 60 and 70 days in the months ahead, hoping to preserve an attractive yield while still maintaining some flexibility in the face of declining rates.

FUND FACTS
GOAL: high current income
while maintaining a stable $1
share price by investing in
high-quality, short-term
municipal money market
securities
START DATE: January 2, 1980
SIZE: as of October 31, 1995,
more than $3.6 billion
MANAGER: Deborah Watson;
since June 1, 1995; manager
Fidelity California Tax-Free
Money Market, Spartan
California Municipal Money
Market; Capital Reserves
Municipal Money Market and
Spartan Pennsylvania
Municipal Money Market
Portfolios; joined Fidelity in
1982
(checkmark)

WORDS TO KNOW
COMMERCIAL PAPER: A security
issued by a municipality to
finance capital or operating
needs.
FEDERAL FUNDS RATE: The interest
rate banks charge each other
for overnight loans.
MATURITY: The time remaining
before an issuer is scheduled
to repay the principal amount
on a debt security. When the
fund's average maturity -
weighted by dollar amount -
is short, the fund manager is
anticipating a rise in interest
rates. When the average
maturity is long, the manager
is expecting rates to fall.
When the average maturity is
neutral, the manager wants
the flexibility to respond to
rising rates, while still
capturing a portion of the
higher yields available from
issues with longer maturities.
MUNICIPAL NOTE: A security
issued in advance of future
tax or other revenues and
payable from those specific
sources.
TENDER BOND: A variable-rate,
usually long-term security that
gives the bond holder the
option to redeem the bond at
face value before maturity.
VARIABLE RATE DEMAND NOTE
(VRDN): A tender bond that
can be redeemed on short
notice, typically one or seven
days. VRDNs are useful in
managing the fund's average
maturity and liquidity.
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            10/31/95           4/30/95            10/31/94

0 - 30       66                 68                 60

31 - 90      12                 27                 26

91 - 180     3                  3                  5

181 - 397     19                2                   9

WEIGHTED AVERAGE MATURITY
                       10/31/95   4/30/95   10/31/94

Fidelity Tax-Exempt
Money Market Trust     64 days    33 days   48 days

Average All Tax-Free
Money Market Fund*     53 days    37 days   51 days

ASSET ALLOCATION
AS OF OCTOBER 31, 1995 AS OF APRIL 30, 1995

Row: 1, Col: 1, Value: 55.0
Row: 1, Col: 2, Value: 24.0
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 18.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 1, Value: 51.0
Row: 1, Col: 2, Value: 28.0
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 19.0
Row: 1, Col: 5, Value: 0.0
Variable rate
demand notes
(VRDNs) 55%
Commercial
paper 24%
Tender bonds 3%
Municipal
notes 18%
Other 0%
Variable rate
demand notes
(VRDNs) 51%
Commercial
paper 28%
Tender bonds 2%
Municipal
notes 19%
Other 0%
* SOURCE: IBC/DONOGHUE'S MONEY FUND REPORT(registered trademark)
INVESTMENTS OCTOBER 31, 1995

Showing Percentage of Total Value of Investments


MUNICIPAL SECURITIES - 100%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ALABAMA - 1.3%
Alabama Hsg. Fin. Auth. Multi-Family Hsg. Rev.:
 Rfdg. Bonds (Rime Village Proj.) Series 1988 B,
 3.75%, tender 11/17/95, LOC NationsBank  $ 10,000 $ 10,000
 (Gazebo East Proj.) Series 1991 B, 4.35%, LOC
 Amsouth Bank of Alabama, VRDN   3,655  3,655
Decatur Poll. Cont. Rev. Rfdg. (Monsanto Co. Proj.)
Series 1992, 3.90%,VRDN   3,500  3,500
Jefferson County Swr. Rev. Series 1995 A, 4%,
LOC Bayerische Landesbank Girozentale,VRDN   15,000  15,000
Mobile Special Care Facs. Fin. Auth. Hosp. Rev.
(Daughters of Charity Providence Hosp.)
Series 1984, 3.95%, FRDN   15,000  15,000
   47,155
ALASKA - 0.5%
Alaska Hsg. Fin. Corp. Gen. Mtg. Rev. Series 1991 C,
4% (BPA Swiss Bank Corp.) VRDN   12,000  12,000
Valdez Marine Terminal Rev. Rfdg. (Atlantic Richfield Co.)
Series 1994 B, 4%, VRDN   5,000  5,000
   17,000
ARIZONA - 5.4%
Apache County Ind. Dev. Auth. Rev., VRDN:
(Tucson Elec. Pwr. Co. Springerville Proj.):
  Series 1983 A, 3.95%, LOC Barclays Bank   18,300  18,300
  Series 1983 B, 4.05%, LOC Bank of New York   27,900  27,900
  Series 1983 C, 4.05%, LOC Bankers Trust Co.   15,800  15,800
  Series 1985 A, 3.95%, LOC Barclays Bank   9,900  9,900
Arizona Health Facs. Auth. Rev., VRDN:
 (Samcor 1986 Loan Pool-Samaritan Health Care) 3.90%
  (FGIC Insured) (BPA Chemical Bank)   19,430  19,430
 (Voluntary Hosp. Federation Pooled Loan Prog.):
  Series 1985 A, 3.90% (FGIC Insured)
   (Liquidity Facility Citibank)   8,945  8,945
  Series 1985 B, 3.90% (FGIC Insured)
  (Liquidity Facility Citibank)   7,800  7,800
Maricopa County Poll. Con. Rev. Bonds:
(Southern California Edison Co.):
  Series 1985 C, 3.80%, tender 1/18/96   4,300  4,300
  Series 1985 D, 3.80%, tender 1/22/96   5,450  5,450
  Series 1985 E:
   3.85%, tender 12/11/95   20,230  20,230
   3.80%, tender 1/22/96   5,000  5,000
  Series 1985 F, 3.80%, tender 1/22/96   8,150  8,150
Phoenix Ind. Dev. Auth. Multi-Family Hsg. Rev.
(Bell Square Apt. Proj.) Series 1995, 4.10%,
LOC General Electric Capital Corp., VRDN   6,000  6,000
MUNICIPAL SECURITIES - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ARIZONA - CONTINUED
Pima County Ind. Dev. Auth. Ind. Rev.:
 Rfdg. (Tucson Retirement Ctr. Proj.)
 3.95%, LOC Swiss Bank, VRDN  $ 1,000 $ 1,000
 (Tucson Elec. Pwr. Co.) (Irvington Proj.) Series 1982 A,
  4%, LOC Societe Generale, VRDN   14,300  14,300
Salt River Proj. Agric. Impvt. & Pwr. Dist., 3.75%
11/27/95, CP   15,413  15,413
Tucson Ind. Dev. Auth. Multi-Family Hsg. Rev. Rfdg.
(Freedom Park Apts. Proj.) Series1989 A, 4.05%,
LOC Sumitomo Bank, VRDN   5,295  5,295
   193,213
ARKANSAS - 0.5%
Arkansas Dev. Fin. Auth. Health Facs. Rev.
(Sisters of Mercy Health Sys.) Series 1989 B,
3.85% (BPA Rabobank) VRDN   5,400  5,400
Little Rock Health Facs. Board Rev. (S.W. Hosp.) Series 1988,
4% (FGIC Insured) (Liquidity Facility Bank of Nova Scotia)
VRDN    10,500  10,500
Little Rock School Dist. TRAN Series 1995,
4.20% 12/28/95   1,800  1,800
   17,700
CALIFORNIA - 7.5%
Alameda County TRAN 4.75% 7/25/96,
LOC Union Bank of Switzerland   9,000  9,047
California Higher Ed. Loan Auth. Student Loan Rev.
Senior Lien Bonds Series 1992 A, 3.90%, tender
7/1/96, LOC SLMA   20,000  20,000
California Student Loan Mktg. Corp. Student Loan Rev. Rfdg.
Series 1993 A, 3.90%, LOC Dresdner Bank, VRDN   4,500  4,500
California School Cash Reserve Prog. Auth. TRAN
Series 1995 A, 4.75% 7/3/96   50,000  50,322
Contra Costa County TRAN 4.50% 7/3/96   11,000  11,060
Fresno County TRAN 4.50% 7/2/96   11,200  11,230
Los Angeles County TRAN 4.50% 7/1/96   83,000  83,371
Los Angeles Unified School Dist. TRAN 4.50% 7/3/96   29,000  29,150
Oakland TRAN 4.50% 7/31/96   12,500  12,556
Oakland Unified School Dist. TRAN 4.50% 8/30/96   10,000  10,033
San Bernardino County TRAN 4.50% 7/5/96   26,000  26,093
   267,362
COLORADO - 1.0%
Denver City & County Multi-Family Hsg. Rev. Rfdg.
(The Seasons Apts.) Series 1990, 4%,
LOC Federal Home Loan Bank
(Liquidity Facility Banque Paribas) VRDN   12,900  12,900
Moffat County Poll. Cont. Rev. Rfdg.
(Colorado-UTE Elec. Assoc. ) Series 1984, 3.95%
(Nat'l. Rural Utils. Coop. Guaranteed) VRDN   24,200  24,200
   37,100
MUNICIPAL SECURITIES - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CONNECTICUT - 0.9%
Connecticut Special Assessment Unemployment Rev. Bonds
Series 1993 C, 3.85%, tender 7/1/96 (FGIC Insured)  $ 32,000 $ 32,000
DELAWARE - 1.9%
Delaware Econ. Dev. Auth. Multi-Family Rev.
(Schoolhouse Trust Prog.) 4.40%, LOC Marine Midland
Bank, VRDN   26,400  26,400
Delaware Econ. Dev. Auth. Rev., VRDN:
(Hosp. Billing & Collection Svcs. Proj.):
  Series 1985 B, 4% (MBIA Insured)
   (BPA Morgan Stanley Group Inc.)   25,000  25,000
  Series 1985 C, 4% (MBIA Insured)
   (BPA Morgan Stanley Group Inc.)   15,000  15,000
   66,400
FLORIDA - 9.9%
Brevard County Hsg. Fin. Auth. Rev. (Sun Pointe Bay
 Apts. Proj.) Series 1993, 4.20% (Continental
Casualty Guaranteed) VRDN   2,180  2,180
Broward County Hsg. Fin. Auth. Multi-Family Hsg. Rev., VRDN:
 Rfdg. (Jacaranda Village Apts. Proj.) 4%,
 LOC Marine Midland   5,000  5,000
 (Landings Inverrary) 3.90%, LOC PNC Bank   3,900  3,900
 (Parkview Partnership Ltd. Proj.) Series 1985, 4.20%,
 LOC Fuji Bank   4,500  4,500
Dade County Ind. Dev. Auth. Ind. Dev. Rev.
(Dolphins Stadium Proj.) VRDN:
  Series 1985 C, 3.80%, LOC Hong Kong & Shanghai
  Banking Corp.   4,800  4,800
  Series 1985 D, 3.80%, LOC Hong Kong & Shanghai
  Banking Corp.   12,900  12,900
Dade County Ind. Dev. Auth. (Florida Pwr. & Light
Co. Proj.) Series 1993, 3.90%, VRDN   2,300  2,300
Florida Hsg. Fin. Agcy. Multi-Family Hsg., VRDN:
(Hillsborough-Oxford Proj.) Series D, 4.25%
 (Continental Casualty Guaranteed)   5,000  5,000
 (Oaks at Mill Creek Proj.) Series 1985, 4.10%,
 LOC Chemical Bank   4,800  4,800
 (Players Club) Series 1991 C, 4.10%,
 LOC Sumitomo Bank   24,500  24,500
Florida League of Cities First Muni. Pooled Loan Prog. Bonds
Series 2, 3.95%, tender 11/7/95, LOC Sumitomo Bank   3,200  3,200
Florida Local Govt. Fin. Auth. (Lake Wales Med. Ctrs.
Inc. Proj.) Series 1994 A, 3.95%, LOC First Union
National Bank, VRDN   2,000  2,000
Florida Local Govt. Fin. Commission, CP:
Series A:
  3.85% 11/28/95, LOC First Union National Bank   6,000  6,000
  3.75% 11/29/95, LOC First Union National Bank   15,300  15,300
  3.80% 11/29/95, LOC First Union National Bank   5,000  5,000
MUNICIPAL SECURITIES - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
FLORIDA - CONTINUED
Florida Muni. Pwr. Agcy. (Initial Pooled Loan Prog.) Series A,
3.80% 2/12/96, LOC First Union National Bank, CP  $ 7,660 $ 7,660
Florida State Board of Ed. Participating VRDN, Series PA-103,
4% (Liquidity Facility Merrill Lynch & Co.) (b)   9,735  9,735
Hialeah Hosp. Rev. Rfdg. (Hialeah Hosp. Inc. Proj.) Series B,
4.15%, LOC Bank of Montreal, VRDN   3,410  3,410
Indian River County Hosp. Dist. Hosp. Rev. Bonds:
Series 1988, 3.90%, tender 11/13/95,
 LOC Kredietbank   7,100  7,100
 Series 1990, 3.90%, tender 11/13/95,
 LOC Kredietbank   3,000  3,000
Jacksonville Elec. Auth. Rev. Series A, 3.80% 2/9/96
(Liquidity Facility Morgan Guaranty Trust Co.) CP   5,400  5,400
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Light
Co. Proj.) Series 1994, 3.80%, tender 1/23/96   11,860  11,860
Jacksonville River City Renaissance Prog., CP:
3.75% 11/27/95   14,300  14,300
 3.80% 12/11/95   19,000  19,000
 3.80% 12/12/95   5,700  5,700
Lee County Hosp. Board Hosp. Rev. Bonds:
(Lee Memorial Hosp. Proj.):
  Series 1985 D, 3.95%, tender 12/12/95
  (Liquidity Facility SunTrust Bank)   20,000  20,000
  Series 1992 B:
   3.95%, tender 11/16/95
   (Liquidity Facility SunTrust Bank)   5,000  5,000
   3.95%, tender 12/12/95
   (Liquidity Facility SunTrust Bank)   10,000  10,000
Manatee County Hsg. Fin. Auth. (Harbor Pointe Proj.)
Series 1990 A, 4.40%,
LOC Marine Midland Bank., VRDN   2,100  2,100
Naples Hosp. Rev. Series 1992, 4.05%, LOC Mellon Bank,
VRDN    8,200  8,200
Palm Beach County Ind. Dev. (Palm Beach Jewish
Commty. Campus Corp. Proj.) Series1990, 3.95%,
LOC SunTrust Bank, VRDN   4,510  4,510
Pinellas County Health Facs. Auth. Rev. (Bayfront Med.)
3.90% (FGIC Insured) (BPA Barnett Bank) VRDN   2,000  2,000
Reedy Creek Impt. Dist. Participating VRDN,
Series CR-168, 4.02% (Liquidity Facility Citibank) (b)   12,100  12,100
St. Johns County Hsg. Fin. Auth. Multi-Family Hsg. Rev.
(Remington at Ponte Vedra Proj.) 3.90%,
LOC SunTrust Bank, VRDN   12,000  12,000
St. Lucie County Poll. Cont. Rev. Rfdg. Bonds (Florida Pwr. & Light
Co. Proj.) Series 1994 A, 3.80%, tender 2/12/96   4,500  4,500
Sarasota County Pub. Hosp. Dist. Bonds:
 (Sarasota Memorial Hosp.):
  Series 1991:
   3.85%, tender 11/9/95
   (Liquidity Facility SunTrust Bank)   7,700  7,700
   3.80%, tender 11/16/95
   (Liquidity Facility SunTrust  Bank)   5,000  5,000
   3.85%, tender 11/17/95
   (Liquidity Facility SunTrust Bank)   4,000  4,000
MUNICIPAL SECURITIES - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
FLORIDA - CONTINUED
Sarasota County Pub. Hosp. Dist. Bonds - continued
 (Sarasota Memorial Hosp.):
  Series 1991:
   3.80%, tender 12/7/95
   (Liquidity Facility SunTust Bank)  $ 10,000 $ 10,000
   3.80%, tender 2/14/96
   (Liquidity Facility SunTrust Bank)   14,800  14,800
  Series 1993 A:
   3.85%, tender 11/9/95 (Liquidity Facility
   Goldman Sachs)   6,000  6,000
   3.75%, tender 12/19/95 (Liquidity Facility
   Goldman Sachs)   3,500  3,500
Sunshine State Governmental Fing. Commission, CP:
 3.75% 12/18/95   13,140  13,140
 3.82% 2/13/96   12,075  12,075
Volusia County Health Facs. Auth. Rev. (Southwest Volusia
Healthcare Corp.) Series 1994 A, 3.85%, LOC First
Union National Bank, VRDN   7,000  7,000
   352,170
GEORGIA - 4.4%
Albany Dougherty Payroll Dev. Auth. Poll. Cont. Rev. Rfdg.
(Philip Morris Cos. Proj.) 3.95%, VRDN   2,790  2,790
Cherokee County Wtr. & Swr. Participating VRDN,
Series 1993,4.05% (MBIA Insured)
(Liquidity Facility Merrill Lynch & Co.) (b)   4,420  4,420
Clayton County Hsg. Auth. Multi-Family Hsg. Rev. Rfdg., VRDN:
 (Ten Oaks Apts. Proj.) Series 1990 F, 3.90%
 (FSA Insured) (BPA Barclays Bank)   1,100  1,100
 (Villa Rouge Apts. Proj.) Series 1990 C, 3.90%
 (FSA Insured) (BPA Barclays Bank)   3,900  3,900
Cobb County TAN 5% 12/29/95   11,500  11,514
Cobb-Marietta Coliseum & Exhibition Hall Auth. Rev. Rfdg.
Participating VRDN, Series PA-65, 4.05%
(MBIA Insured) (Liquidity Facility Merrill Lynch & Co.) (b)   11,000
11,000
Columbia County Residential Care Facs. Rev. (Augusta
Residential Ctr./Brandon Wilde Lifecare Ctr.) 3.95%,
LOC SunTrust Bank, VRDN   6,735  6,735
DeKalb County Hsg. Auth. Multi-Family Hsg. Rfdg.
(Wood Terrace Proj.) Series 1988, 4.075%,
LOC Bankers Trust Co., VRDN   2,900  2,900
DeKalb County Ind. Auth. Dev. Auth. (American Cancer
Society Inc. Proj.) Series 1988, 3.75%,
LOC SunTrust Bank, VRDN   6,005  6,005
Dekalb County TAN 5% 12/29/95   15,000  15,019
Fulton County Dev. Auth. (Georgia Tech Athletic Assoc.)
3.95%, LOC SunTrust Bank, VRDN   7,900  7,900
Fulton County Hosp. Auth. Rev. Bonds (St. Joseph's Hosp.
of Atlanta) 3.80%, tender12/8/95,
LOC SunTrust Bank   10,000  10,000
MUNICIPAL SECURITIES - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
GEORGIA - CONTINUED
Georgia Gen. Oblig. Participating VRDN, Series BT-122,
4.15% (BPA Bankers Trust Co.) (b)  $ 4,580 $ 4,580
Georgia Muni. Elec. Auth. Participating VRDN,
Series 1994 D, 4.07% (Liquidity Facility Citibank) (b)   22,400  22,400
Georgia Muni. Gas Auth. Rev. Bonds (Southern Portfolio Proj.)
3.80%, tender 11/14/95, LOC Wachovia Bank   2,600  2,600
Gwinnett County Wtr. & Swr. Auth. Wtr. Rev. Partnership Ctfs.,
Series BT-17, 4.15% (BPA Bankers Trust Co.) (b)   7,069  7,069
Marietta Hsg. Auth. Multi-Family Hsg. Rev. Rfdg.
(Wood Pointe Apts.) Series 1993
(Continental Casualty Guaranteed) 4.35%, VRDN   4,895  4,895
Roswell Hsg. Auth. Multi-Family Hsg. Rev., VRDN:
 Rfdg:
  (Roswell-Oxford Proj.) Series 1990, 4.25%
  (Continental Casualty Guaranteed)   6,100  6,100
  (Ski Lodge Apts. Proj.) Series 1991 B, 4.20%,
  LOC Amsouth Bank   3,230  3,230
  (Wood Crossing Proj.) 4%, LOC NationsBank   6,650  6,650
 (Autumnbrook Apts.) Series 1991 A, 4.15%,
 LOC AmSouth Bank   7,165  7,165
Whitfield County Residential Care Facs. Auth. Rev.
(Royal Oaks Sr. Living Comm.) 4%,
LOC First Union National Bank, VRDN   9,350  9,350
   157,322
HAWAII - 0.2%
Hawaii Gen. Oblig. Participating VRDN, Series 1993 H, 4%
(Liquidity Facility Morgan Guaranty Trust Co.) (b)   6,425  6,425
IDAHO - 1.0%
Caribou County Poll. Cont. Rev. Rfdg. (Monsanto Co.)
Series 1990, 3.90%, VRDN   5,100  5,100
Idaho Gen. Oblig. TAN Series 1995, 4.50% 6/27/96   22,000  22,097
Idaho Health Facs. Auth. Rev. (St. Lukes Regional Med. Ctr.)
3.95%, LOC Credit Suisse, VRDN   9,120  9,120
   36,317
ILLINOIS - 3.9%
Aurora Multi-Family Hsg. Rev. Rfdg. (Fox Villages Proj.)
Series 1993, 4.10%, LOC Sumitomo Bank, VRDN   10,135  10,135
Chicago Gen. Oblig. Bonds Participating VRDN (b):
 Series CR-165, 4.02% (Liquidity Facility Citibank)   10,000  10,000
 Series CR-166, 4.02% (Liquidity Facility Citibank)   10,000  10,000
Cook County Rev. (Claretian Assoc. Neighborhood Dev. Office)
Series 1990, 3.95%, LOC ABN-AMRO Bank, VRDN   4,100  4,100
City of Elmhurst Adj. Demand Rev.
(Joint Commission of Healthcare) Series 1988, 4.20%,
LOC Sanwa Bank, VRDN   5,000  5,000
Hazel Crest Retirement Ctr. Rev. (Waterford Estates Proj.)
Series 1992 A, 4.10%, LOC Sumitomo Bank, VRDN   5,555  5,555
Illinois Dev. Fin. Auth. Poll. Con. Rev. (Illinois Pwr. Co.) 3.85%,
LOC Canadian Imperial Bank, VRDN   2,600  2,600
MUNICIPAL SECURITIES - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ILLINOIS - CONTINUED
Illinois Dev. Fin. Auth. Rev. (Museum of Contemporary
Art Proj.) Series 1994, 3.90%, VRDN  $ 15,000 $ 15,000
Illinois Edl. Fac. Auth. (Chicago Children's Museum)
Series 1994, 3.90%,
LOC Nat'l. Bank of Detroit, VRDN   3,100  3,100
Illinois Edl. Facs. Auth. Rev. (Northwestern Univ.) Series 1988,
3.90% (BPA Northern Trust Co.) VRDN   4,200  4,200
Illinois Health Facs. Auth. Rev., VRDN:
 (Evangelical Hosp. Proj.) 3.85%,
 LOC First Nat'l. Bank of Chicago   7,700  7,700
 (Gottlieb Health Resources Inc.) 3.90%, LOC Harris Trust &
 Savings Bank   4,000  4,000
 (Health Corp. Affiliates)
 Series 1985 A, 4%, LOC Fuji Bank   7,900  7,900
 (Northwest Comm. Hosp.) Series 1995, 4%,
 (Liquidity Facility Sanwa Bank)   2,300  2,300
 Pekin Mem. Hosp. Proj.) Series 1993 C, 4%,
 LOC Lasalle Nat'l. Bank of Chicago   3,700  3,700
 (Springfield Mem. Hosp.) Series 1985 C, 4%,
 LOC Fuji Bank   1,000  1,000
 (West Suburban Hosp. Med. Ctr. Proj.) Series 1991,
 3.95%, LOC First Chicago Corp.   13,400  13,400
Libertyville Ind. Rev. Rfdg. (Libertyville Manor Facs. Proj.)
Series 1992, 4%, LOC First of America Bank-Michigan,
VRDN    4,400  4,400
Mundelein Ind. Dev. Rev. Rfdg. (1200 Town Line Rd. Proj.)
3.90%, LOC Harris Trust & Savings Bank, VRDN   2,900  2,900
Rockford Ind. Dev. Rev. (Longview Fiber Co.) Series 1987,
3.90%, LOC Algemene Bank, VRDN   2,000  2,000
Schaumberg Multi-Family Rev. Rfdg. (Treehouse II Apts. Proj.)
Series 1989, 4.10%, LOC Sumitomo Bank, VRDN   21,285  21,285
   140,275
INDIANA - 2.7%
Dyer Health Facs. Participating VRDN, Series 1992 A,
4.10% (FHA Insured) (Liquidity Facility Bank One) (b)   3,545  3,545
Fort Wayne Health Care Facs. Participating VRDN,
4.10% (FGIC Insured) (Liquidity Facility Bank One) (b)   3,720  3,720
Fort Wayne Hosp. Auth. Hosp. Rev. (Parkview Hosp.) Series B,
4.15%, LOC Fuji Bank, VRDN   1,300  1,300
Fort Wayne Poll. Cont. Rev. (General Motors Corp. Proj.) 4%,
VRDN    1,380  1,380
Indiana Dev. Fin. Auth. Ind. Dev. Rev. Rfdg. (Group Dekko Int'l.,
Inc. Proj.) 4%, LOC Bank One, VRDN   2,265  2,265
Indiana Health Facs. Fing. Auth. Hosp. Rev., VRDN:
 (Deaconess Hosp.) Series 1992, 4.05%, LOC Fuji Bank   1,000  1,000
 (St. Anthony Med. Ctr., Inc.) Series 1989, 4%,
  LOC Sanwa Bank   1,600  1,600
Indiana Health. Facs. Fin. Auth. Rev. (Capital Access
Designated Pool) Series 1991, 3.90%,
LOC Comerica Bank, VRDN   1,940  1,940
MUNICIPAL SECURITIES - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
INDIANA - CONTINUED
Indiana Hosp. Equip. Fing. Auth. Rev. Series 1985 A, 3.90%
(MBIA Insured) (BPA Bank of New York) VRDN  $ 2,500 $ 2,500
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds
Series 1994 D, 4.30%, tender 7/3/96 (FGIC Insured)   8,400  8,400
Indianapolis Econ. Dev. Rev. Rfdg. (Morningside of College Park)
Series 1993, 4%, LOC Bank One, VRDN   6,470  6,470
Indianapolis Health Care Facs. Participating VRDN, 4.10%
(FHA Insured) (Liquidity Facility Bank One) (b)   4,145  4,145
Jasper County Poll. Cont. Rev. Bonds (Northern Indiana Pub.
Serv. Proj.) Series 1988 B, 3.70%, tender 12/19/95,
LOC Barclays Bank   12,000  12,000
Kendallville Ind. Dev. Rev. Rfdg. Series 1993
(Philip Morris Cos., Inc.) 3.95%, VRDN   2,475  2,475
Lawrence Township Metropolitan School Dist.
TAN 5.50% 12/29/95   1,500  1,501
Purdue Univ. Rev. (Student Fee) Series E, 3.80%, VRDN   2,020  2,020
Rockport Poll. Cont. Rev. Rfdg.
(Michigan Pwr. Co, Proj.) 3.95% (AMBAC Insured)
(Liquidity Facility Bank of New York) VRDN   7,000  7,000
Sullivan Poll. Cont. Rev. Bonds:
 (Hoosier Energy):
  Series 1985 L-1, 3.80%, tender 2/14/96
  (Nat'l. Rural Utils. Coop.-CFC Guaranteed)   5,645  5,645
  Series 1985 L-2, 3.80%, tender 2/13/96
  (Nat'l. Rural Utils. Coop.-CFC Guaranteed)   10,550  10,550
  Series 1985 L-5, 3.80%, tender 2/14/96
  (Nat'l. Rural Utils. Coop.-CFC Guaranteed)   5,505  5,505
Valparaiso Econ. Dev. Rev. (Indiana Retirement
Commty. Proj.) 4%, LOC Bank One, VRDN   4,900  4,900
Vigo County Gen. Oblig. Independent School Corp.
TAN 5.30% 12/29/95   5,000  5,003
   94,864
IOWA - 0.3%
Des Moines Comm. Dev. Rev. (Levy, Malone & Co. Proj. #1)
Series 1984, 3.80%, LOC First Bank of Minnesota,
VRDN    5,800  5,800
Iowa Fin. Auth. Small Bus. Dev. Rev. ( Corporate Ctr. Proj.)
4.075% (Principal Mutual Life Insurance Guaranteed)
VRDN    6,000  6,000
   11,800
KANSAS - 1.6%
Burlington Poll. Cont. Rev. Bonds
(Kansas Elec. Pwr.):
 Series 1985 C-2, 3.75%, tender 12/8/95
  (Nat'l. Rural Util. Coop.-CFC Guaranteed)   9,550  9,550
  Series 1985 C-2, 3.80%, tender 2/14/96
  (Nat'l. Rural Util. Coop.-CFC Guaranteed)   4,250  4,250
Olathe Edl. Facs. Rev. (College Assoc. Pooled Ed. Loan Prog.)
Series 1989 A, 3.95%,
LOC Hong Kong & Shanghai Banking Corp., VRDN   38,270  38,270
MUNICIPAL SECURITIES - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
KANSAS - CONTINUED
Winfield Ind. Dev. Rev. (Binney & Smith, Inc. Proj.)
Series 1982 A, 3.80%, LOC Morgan Guaranty
Trust Co., VRDN  $ 4,400 $ 4,400
   56,470
KENTUCKY - 1.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec.):
 Series 1993 A:
  3.70%, tender 12/19/95   6,000  6,000
  3.80%, tender 2/12/96   9,265  9,265
Kentucky Assoc. of Counties Reinsurance Trust Rev.
Series 1990, 4.15%, LOC Hong Kong & Shanghai
Banking Corp., VRDN   17,000  17,000
Kentucky Dev. Fin. Auth. Healthcare Sys. Rev.
(Appalachian Regional Health) 4%,
LOC ABN-AMRO Bank, VRDN   2,900  2,900
   35,165
LOUISIANA - 3.6%
Calcasieu Ind. Dev. Board Poll. Cont. Rfdg. Rev.
(PPG Inds.) Series 1992, 4%,VRDN   14,450  14,450
Jefferson Parish (W. Jefferson Med. Ctr. Dist. #1)
Series 1986, 4.05%, LOC Citibank, VRDN   27,320  27,320
Louisiana Public Facs. Auth., VRDN:
 (College & Univ. Equip. & Cap. Facs. Rev.) Series 1985
 3.90% (FGIC Insured) (BPA Societe Generale)   9,055  9,055
 (Greenbriar Hosp. Proj.) Series 1984, 3.95%,
 LOC Societe Generale   1,700  1,700
Louisiana Pub. Facs. Auth. Health Care Sys. Bonds
(Sisters of Charity of the Incarnate Word) 3.85%,
tender 11/13/95 (BPA Credit Suisse)   13,400  13,400
Louisiana Public Facs. Auth. Hosp. Rev. Rfdg.
(Willis-Knighton Med. Ctr. Proj.) Series1992, 3.95%
(AMBAC Insured) (Liquidity Facility Mellon Bank) VRDN   8,000  8,000
Louisiana Recovery Dist. Sales Tax Rev. Series 1988, 3.90%,
(MBIA Insured) (BPA Swiss Bank) VRDN   2,900  2,900
Orleans Levee Dist. Rev., VRDN:
 (Levee Impt.) Series 1986, 4.10%, LOC Fuji Bank   13,635  13,635
 (Pub. Impt.) Series 1986, 4.10%, LOC Fuji Bank   21,675  21,675
St. Charles Parish Poll. Cont. Rev. Rfdg. (Monsanto Co. Proj.)
Series 1994, 3.90%, VRDN   11,725  11,725
West Baton Rouge Parish Ind. Dist. # 3 Rev. Rfdg. Bonds
(Dow Chemical Co. Proj.) Series 1991, 3.85%,
tender 1/9/96   3,000  3,000
   126,860
MAINE - 0.2%
Biddeford Resource Recovery Rev.
(Maine Energy Recovery Co. Proj.) Series 1985, 3.95%,
LOC Bank of America, VRDN   5,500  5,500
MUNICIPAL SECURITIES - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MARYLAND - 1.3%
Howard County Multi-Family Hsg. Rev. (Chase Greens Proj.)
Series 1985 A, 4.075%, LOC Bankers Trust Co., VRDN $ 4,800 $ 4,800 Maryland Econ. Dev. Corp. Rev. Series 1995, 4%,
LOC NationsBank, VRDN   11,000  11,000
Maryland Health and Higher Ed. Facs. Auth. Rev., VRDN:
 (Leland Memorial Hosp.) 4%, LOC NationsBank   3,220  3,220
 (Pooled Loan Prog.) Series D, 4%, LOC NationsBank   8,435  8,435
Prince George's County Sports Arena Rev. (Capital Ctr. Fac.),
4%, LOC NationsBank, VRDN   8,060  8,060
Washington Suburban Sanitation Dist. Participating VRDN,
Series 1994 F-A, 4.07% (Liquidity Facility Citibank) (b)   10,800  10,800
   46,315
MICHIGAN - 3.2%
Dearborn Econ. Dev. Corp. (Oakbrook Common Proj.)
Series 1991, 3.95%, LOC Mellon Bank, VRDN   4,000  4,000
Farmington Hills Hosp. Fin. Auth. Hosp. Rev. (Botsford Hosp.)
4% (MBIA Insured) (BPA Comerica Bank) VRDN   200  200
Michigan Hosp. Fin. Auth. (Hosp. Equip. Loan Prog.) VRDN:
 4%, LOC First of America Bank   1,100  1,100
 Series A, 4% LOC First of America Bank   3,700  3,700
Michigan Hosp. Fin. Auth. Rev. Rfdg. (Mt. Clemens Gen. Hosp.)
Series 1994, 3.95%, LOC Comerica Bank   11,500  11,500
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 1994 C,
3.90%, LOC Credit Suisse, VRDN   11,100  11,100
Michigan Muni. Auth. RAN Series 1995 B, 4.50%
7/3/96   70,000  70,316
Michigan Strategic Fund Rev. Bonds (Dow Chemical Co. Proj.):
 Series 1986:
  3.75%, tender 11/17/95   5,000  5,000
  3.80%, tender 12/8/95   4,300  4,300
 Series 1987, 3.85%, tender 1/17/96   2,500  2,500
Michigan Strategic Fund Rev. Rfdg. (Dow Chemical)
Series 1994, 4%, VRDN   1,500  1,500
   115,216
MINNESOTA - 3.8%
Becker Poll. Cont. Rev. Bonds (Northern States Pwr. Co.)
 (Sherburne Co. Gen. #3):
  Series 1993 A, 3.80%, tender 11/13/95   6,700  6,700
  Series 1993 B, 3.80%, tender 2/13/96   5,000  5,000
Bloomington Multi-Family Hsg. Rev. Rfdg. (Crow/Bloomington
Apts. Proj.) 4%, LOC Citibank, VRDN   9,000  9,000
Duluth Health Care Facs. Participating VRDN (b):
 Series 1994 E, 4.10%  (MBIA Insured)
 (Liquidity Facility Norwest Bank)   1,575  1,575
 Series 1994 F, 4.10% (Connie Lee Insured)
 (Liquidity Facility Norwest Bank)   1,890  1,890
Duluth Hosp. Facs Rev. (Miller-Dwan Med. Ctr.) Series 1989 A,
3.90%, LOC Citibank, VRDN   8,500  8,500
MUNICIPAL SECURITIES - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MINNESOTA - CONTINUED
Eden Prairie Multi-Family Hsg. Rev. Rfdg.
(Park at City West Apts. Proj.) Series 1990, 4.10%,
LOC Sumitomo Bank, VRDN  $ 14,905 $ 14,905
Maplewood Multi-Family Hsg. Rev. Rfdg. (Silver Ridge Proj.)
Series 1993, 4.10%,
LOC Federal Home Loan Bank, VRDN   2,500  2,500
Minneapolis Commty. Dev. Agcy. Rev. Rfdg. (Riverplace Proj.
Pinnacle Apts.) 4.15%, LOC Sumitomo Bank, VRDN   14,200  14,200
Minneapolis Hsg. Dev. Rfdg. Rev. (One Ten Grant Proj.)
Series 1989, 3.80%, LOC First Bank of Minnesota, VRDN   8,000  8,000
Olmsted County (COP Human Svcs. Campus
Infrastructure Proj.) 4.05%, LOC Sanwa Bank, VRDN   18,605  18,605
Osseo Independent School Dist. Participating VRDN (b):
 Series 1994 H, 4.10% (FGIC Insured)
 (Liquidity Facility Norwest Bank)   1,325  1,325
 Series 1994 S, 4.10%,
 (Liquidity Facility First Bank National of Minnesota)   1,000  1,000
Richfield Independent School Dist. Participating VRDN, 4.10%
(FGIC Insured) (Liquidity Facility First Bank of
Minnesota) (b)   1,365  1,365
Rochester Health Care Facs. Participating VRDN, 4.10%
(Liquidity Facility Norwest Bank) (b)   1,260  1,260
Rochester Health Care Facs. Rev. (Mayo Foundation Proj.)
Series 1985 C, 4.10% (Liquidity Facility Credit Suisse)
VRDN    2,000  2,000
Rochester Ind. Dev. Rfdg. Rev. (Seneca Foods Corp.)
Series 1992, 4%, LOC ABN-AMRO Bank, VRDN   4,675  4,675
St. Louis Park Health Care Facs. Participating VRDN,
Series 1994 U, 4.10%
(Liquidity Facility Norwest Bank) (b)   7,700  7,700
St. Paul Port Auth. Tax Increment Bonds (Westgate Office &
Ind. Ctr. Proj.) Series 1991, 3.90%,
LOC First Bank of Minnesota, VRDN   2,900  2,900
University of Minnesota Series 1991 A, 3.80 12/8/95, CP   10,000  10,000
Western Minnesota Muni. Pwr. Agcy.  Participating VRDN,
Series BT-10, 4.20% (BPA Bankers Trust Co.) (b)   11,613  11,613
   134,713
MISSISSIPPI - 0.3%
Desoto County Ind. Dev. Rev. (Flavorite Labs Proj.)
Series 1991 A,  4.10%, LOC First Tennessee Bank, VRDN   1,200  1,200
Jackson County Port Facs. Rev. Rfdg. (Chevron U.S.A.)
Series 1993, 3.90%, VRDN   2,000  2,000
Mississippi Hosp. Equip. & Facs. Auth. Rev. (Mississippi Baptist
Med. Ctr.) Series 1990, 4%,  LOC Sanwa Bank, VRDN   2,300  2,300
Perry County Poll. Cont. Rev. Rfdg.
(Leaf River Forest Prod. Inc. Proj.) 3.875%,
LOC Morgan Guaranty Trust Co., VRDN   7,100  7,100
   12,600
MUNICIPAL SECURITIES - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MISSOURI - 1.3%
Missouri Envir. Impt. & Energy Resources Auth. Poll. Cont.
Rev. Bonds (Union County Elec. Co.) Series 1985 B, 3.45%,
tender 12/5/95, LOC West Deutsche Landesbank  $ 8,655 $ 8,655
Missouri State Environmental Impt. & Energy Resources
Auth. Poll. Cont. Rev. (Assoc. Elec. Coop.) Series 1993 M,
3.95% (Nat'l. Rural Coop-CFC Guaranteed) VRDN   6,500  6,500
St. Charles County Ind. Dev. Auth. Rev., VRDN:
 (Vanderbilt Apts. Proj.) Series 1990 A, 3.90%,
 LOC Citibank   7,950  7,950
 (Westchester Apts.) Series 1991, 3.90%, LOC Citibank   5,700  5,700
University of Missouri RAN Series 1995-96,
4.75% 6/28/96   17,000  17,113
   45,918
MONTANA - 0.5%
Montana Board of Investments Tax Rev. (Workers Comp. Prog.)
Series 1993, 3.90%, VRDN   5,000  5,000
Montana Gen. Oblig. TRAN 4.50% 6/30/96   12,000  12,058
   17,058
NEBRASKA - 0.2%
Nebraska Public Pwr. Dist. Participating VRDN,
 Series 1993 C, 4.05% (MBIA Insured)
(Liquidity Facility Merrill Lynch & Co.) (b)   8,600  8,600
NEVADA - 0.1%
Nevada Hsg. Multi Family Hsg. Rev. (Park Vista Apts. Proj.)
Series 1991 A, 4.20%, LOC Sumitomo Bank, VRDN   2,000  2,000
NEW HAMPSHIRE - 0.6%
New Hampshire Higher Ed. & Health Fac. Auth.
(VHA New England Inc.) Series D, 3.85% (AMBAC Insured)
(BPA First National Bank of Chicago) VRDN   1,600  1,600
New Hampshire Hsg. Fin. Auth. Multi-Family Hsg. Rev. Rfdg.
(Nashua-Oxford Proj.) Series 1990, 4.25%
(Continental Casualty Guaranteed) VRDN   16,900  16,900
New Hampshire Ind. Dev. Auth. Resource Recovery Rev. Bonds
(Claremont Co. LP Proj.) Series 1985, 5%, tender 1/1/96
(MBIA Insured)   4,000  4,000
   22,500
NEW JERSEY - 1.0%
Cherry Hill Township BAN 5.50% 12/13/95   14,500  14,510
New Jersey Bldg. Auth. Participating VRDN, Series BT-6,
4.20% (BPA Bankers Trust Co.) (b)   12,100  12,100
New Jersey Gen. Oblig. Participating VRDN, Series 943005,
4.02% (Liquidity Facility Citibank) (b)   9,700  9,700
   36,310
MUNICIPAL SECURITIES - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
NEW YORK - 1.2%
New York Envir. Fac. Corp. Wtr. Participating VRDN,
Series CR -154, 4.02% (Liquidity Facility Citibank) (b) $ 2,000 $ 2,000 New York Gen Oblig.:
 Series 1994 E-4, 3.90%, LOC State Street Bank, VRDN   5,400  5,400
 Series 1994 E-6, 3.90% (FGIC Insured) VRDN   2,600  2,600
 Series 1995 F-4, 3.95%,
 LOC Landesbank Hessen-Thuringen, VRDN   3,800  3,800
 RAN Series 1996 B, 4.75% 6/28/96   27,400  27,541
   41,341
NORTH CAROLINA - 0.1%
Durham Pub. Impvt. BAN Series 1995 A, 3.90% 2/21/96   2,925  2,928
OKLAHOMA - 0.6%
Holdenville Ind. Auth. Correctional Fac. Rev. Series 1995,
4.05%, LOC First Union National Bank, VRDN   6,850  6,850
Tulsa Ind. Dev. Auth. Univ. Rev. (Univ of Tulsa Proj.) VRDN:
 Series A, 4.20%, LOC Fuji Bank   10,000  10,000
 Series 1985, 4.20%, LOC Fuji Bank   5,900  5,900
   22,750
PENNSYLVANIA - 3.8%
Berks County Ind. Dev. Auth. Ind. Dev. Rev.
(Continental Assurance Co. Proj.) Series 1982,
3.95%, (Continental Casualty Guaranteed) VRDN   6,400  6,400
Delaware County Ind. Dev. Auth. Rev., VRDN:
 (Scott Paper Co.):
  Series A, 4.15%, LOC Fuji Bank   700  700
  Series B, 4.15%, LOC Fuji Bank   6,700  6,700
  Series C, 4.15%, LOC Fuji Bank   5,300  5,300
Delaware Valley Reg. Fin. Auth. Rev. Local Govt. Rev., VRDN:
 Series 1985 A, 4.05%,
 LOC Hong Kong & Shanghai Banking Corp.   6,300  6,300
 Series 1985 B, 4.05%, LOC Hong Kong &
 Shanghai Banking Corp.   1,500  1,500
 Series 1985 C, 4.05%, LOC Hong Kong &
 Shanghai Banking Corp.   3,100  3,100
 Series 1985 D, 4.05%, LOC Hong Kong &
 Shanghai Banking Corp.   5,300  5,300
 Series 1986, 4.05%, LOC Hong Kong &
 Shanghai Banking Corp.   7,775  7,775
Commonwealth TAN Series 1995-1996, 4.50% 6/28/96   3,000  3,014
Emmaus Gen. Auth. Local Govt. Rev. (Bond Pool Prog.) VRDN:
 Series 1989 A-5, 4.20% (Liquidity Facility Fuji Bank)   10,300  10,300
 Series 1989 B-11, 4.20% (Liquidity Facility Fuji Bank)   10,000  10,000
 Series 1989 C-11, 4.20% (Liquidity Facility Fuji Bank)   11,000  11,000
Pennsylvania Gen. Oblig. Participating VRDN, Series 1994 B,
4.07% (Liquidity Facility Citibank) (b)   27,400  27,400
MUNICIPAL SECURITIES - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
PENNSYLVANIA - CONTINUED
Philadelphia Ind. Dev. Auth. Rev., VRDN :
 Rfdg. (Paper Corp. of America Proj.) 3.95%,
 LOC SunTrust Bank VRDN  $ 3,565 $ 3,565
 (Tom James County Proj.)
 Series 1991, 3.95%, LOC Third Nat'l. Bank, VRDN   3,175  3,175
Philadelphia School Dist. TRAN Series 1995-96,
4.50% 6/28/96   15,200  15,253
Quakertown Hosp. Auth. Rev. (Pooled Fing. Prog.)
Series 1985 A, 3.75%, LOC PNC Bank, VRDN   4,900  4,900
Sayre Health Care Fac. Auth. Hosp. Rev. (VHA of Pennsylvania)
Series 1985 A, 3.85% (AMBAC Insured)
(BPA First Nat'l. Bank of Chicago) VRDN   4,825  4,825
   136,507
RHODE ISLAND - 0.4%
Rhode Island TAN 4.50% 6/28/96,
LOC Union Bank of Switzerland   14,000  14,072
SOUTH CAROLINA - 3.0%
Kershaw County Ind. Dev. Rev. Rfdg., (New South Proj.)
Series 1992, 4.05%, LOC NationsBank, VRDN   9,000  9,000
South Carolina Jobs Econ. Dev. Auth. Healthcare Facs. Rev.
(The Methodist Home Proj.) Series 1994,
4.05%, LOC NationsBank, VRDN   4,000  4,000
South Carolina Pub. Svc. Auth. Rev., CP:
 3.85% 11/14/95   14,795  14,795
 3.75% 11/16/95   6,200  6,200
 3.80% 11/17/95   7,600  7,600
 3.75% 11/27/95   11,300  11,300
 3.75% 11/28/95   13,120  13,120
 3.70% 12/15/95   10,821  10,821
 3.80% 1/24/96   16,192  16,192
 3.80% 2/9/96   15,392  15,392
   108,420
TENNESSEE - 4.5%
Clarksville Pub. Bldg. Auth. Pooled Fing. Rev., VRDN:
 Series 1994, 4% LOC NationsBank   22,800  22,800
 Series 1995, 4%, LOC NationsBank   12,000  12,000
Memphis Ctr. Rev. Fin. Corp. (Arbors of Harbor Town Project)
Series 1990, 3.80% (Northwestern Mutual
Guaranteed) VRDN   16,250  16,250
Metropolitan Govt. Nashville & Davidson County Gen. Oblig.
Participating VRDN, Series CR-169, 4.02%
(Liquidity Facility Citibank) (b)   11,000  11,000
Metropolitan Govt. Nashville & Davidson County
Health & Ed. Rev. (Mckendree Village Inc. Proj.) 3.95%,
LOC Third Nat'l. Bank, VRDN   13,285  13,285
Metropolitan Govt. Nashville & Davidson County Health
Facs. Rev. (Richland Place Inc. Proj.) 3.90%,
LOC Societe Generale, VRDN   4,600  4,600
MUNICIPAL SECURITIES - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TENNESSEE - CONTINUED
Metropolitan Govt. Nashville and Davidson County Hosp. Rev.
Bonds (Baptist Hosp.) Series 1992, 3.85%, tender 1/11/96
(BPA NationsBank of Georgia)  $ 11,700 $ 11,700
Montgomery County Pub. Bldg. Auth. Fing. Rev., VRDN:
 Series 1995, 4%, LOC NationsBank   17,000  17,000
 4%, LOC NationsBank   15,000  15,000
Nashville & Davidson County Health & Ed. Facs. Board
Multi-Family Hsg. Rev. (Brentwood Oaks Apts.) 3.80%
(Norwestern Mutual Life Insurance Co.  Guaranteed) VRDN   7,100  7,100
Nashville & Davidson County Ind. Dev. Board
Multi-Family Hsg. Rev. Rfdg. (Western Hills Apt. Proj.) 4.10%,
LOC Sumitomo Bank, VRDN   7,035  7,035
Nashville & Davidson County Ind. Dev. Board Rev., VRDN:
 (Chimney II Oxford Associate), Series 1984 A, 3.95%,
 LOC Bank of America   2,450  2,450
 (YMCA Proj.) Series 1994, 4%,
 LOC NationsBank   6,125  6,125
Sullivan County Ind. Dev. Board Rev. Rfdg., VRDN:
 (BC Realty Proj.) Series 1995, 4.10%,
 LOC First Tennessee Bank   3,500  3,500
 (Executive Park Realty Proj.) Series 1995, 4.10%,
 LOC First Tennessee Bank   2,100  2,100
Tennessee Local Dev. Auth. BAN 4.75% 5/31/96   10,300  10,352
   162,297
TEXAS - 15.9%
Austin Hsg. Fin. Corp. Multi-Family Hsg. Rev.
(Riverchase Proj.) Series 1985 A, 4.25%,
LOC Household Bank, VRDN   1,600  1,600
Austin Util. Sys. Rev. Series A, 3.75% 11/28/95, CP   6,400  6,400
Bexar County Health Fac. Dev. Corp. (Retirement Commty.
Air Force Village II) Series1985 B, 3.95%,
LOC Rabobank Nederland, VRDN   2,600  2,600
Bexar County Hsg. Fin. Corp. Multi-Family Hsg. Rev. Rfdg.,
VRDN:
  (Fountainhead I Proj.) Series 1992 A, 4%
  (Continental Casualty Guaranteed)   3,645  3,645
  (Fountainhead II Proj.) Series 1992-A, 4%
  (Continental Casualty Guaranteed)   8,605  8,605
Brazos River Harbor Navigation Dist. Brazoria County Rev. Bonds
(Dow Chemical Co.) Series 1991, 3.85%, tender 1/9/96   14,100  14,100
Central Waco Dev. Corp. Ind. Dev. Rev.
(HE Butt Grocery Proj.) Series 1992, 4.05%,
LOC Texas Commerce Bank of Houston, VRDN   3,830  3,830
Dallas Area Rapid Transit Sales Tax Rev. Series A, 3.70%
12/19/95, LOC Credit Suisse/ Swiss Bank, CP   10,000  10,000
Dallas Fort Worth Airport Regional Participating VRDN,
Series 95-4301, 4.07% (Liquidity Facility Citibank)   23,400  23,400
Georgetown Higher Ed. Fin. Corp. Rev.
(Southwestern Univ. Proj.) Series 1984, 3.90%,
LOC Chemical Bank, VRDN   5,000  5,000
MUNICIPAL SECURITIES - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TEXAS - CONTINUED
Greater East Higher Ed. Auth. Student Loan Rev. Rfdg. Bonds
Series 1992 A, 3.90%, LOC SLMA, VRDN  $ 5,200 $ 5,200
Guadalupe-Blanco River Auth. Ind. Dev. Rev.
(BOC Group Inc. Proj.) Series 1993, 3.95%,
LOC Wachovia Bank, VRDN   3,100  3,100
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. Rfdg.
(Amoco Oil Co. Proj.) 3.90%, VRDN   1,250  1,250
Harris County Health Fac. Corp. Hosp. Rev. Bonds
(San Jacinto Methodist Hosp.) Series 1987 A, 3.75%,
tender 12/1/95, LOC Morgan Guaranty Trust Co.   9,050  9,050
Harris County Health Facs. Dev. Corp. Rev. Series 1985 A,
4%, LOC Texas Commerce Bank, VRDN   2,700  2,700
Harris County Participating VRDN, Series 1994 E, 4.07%
(Liquidity Facility Citibank) (b)   9,600  9,600
Houston Wtr. & Swr. Sys. Rev., CP:
 Series A:
  3.90% 11/15/95 (Liquidity Facility Swiss Bank/
  Westdeutsche  Landesbank)   5,000  5,000
  3.95% 11/15/95 (Liquidity Facility Swiss Bank/
   Westdeutsche  Landesbank)   5,000  5,000
  3.95% 11/16/95 (Liquidity Facility Swiss Bank/
  Westdeutsche  Landesbank)   5,000  5,000
  3.90% 11/30/95 (Liquidity Facility Swiss Bank/
  Westdeutsche  Landesbank)   17,000  17,000
  3.95% 11/30/95 (Liquidity Facility Swiss Bank/
  Westdeutsche Landesbank)   38,000  38,000
  3.80% 12/6/95 (Liquidity Facility Swiss Bank/
  Westdeutsche Landesbank)   6,000  6,000
Houston Wtr. Sys. Participating VRDN, Series PW-7, 3.90%
(Liquidity Facility Canadian Imperial Bank) (b)   20,000  20,000
La Porte Independent School District
TRAN 4.392% 8/30/96 (c)   5,000  5,000
Lower Colorado River Auth. Series B, 3.85% 11/29/95
(Liquidity Facility Morgan Guaranty Trust Co.) CP   13,200  13,200
Lufkin Health Facs. Dev. Corp. Hosp. Rev.
(Memorial Med Ctr. of E. Texas Proj.) 4%,
LOC Texas Commerce Bank, VRDN   8,400  8,400
Metro Higher Ed. Auth. Inc. Higher Ed. Rev. (Univ. of Dallas Proj.)
Series 1984, 4%, LOC Mitsubishi Bank, VRDN   2,400  2,400
Nacogdoches Ind. Dev. Auth. Rev. Rfdg. (La Quinta Motor Inns Inc.
Proj.) 4.05%, LOC Nationsbank, VRDN   2,565  2,565
North Central Health Fac. Dev. Corp. Hosp. Rev.
(Presbyterian Med. Ctr. Proj.) Series D, 3.90%
(MBIA Insured) (BPA NationsBank) VRDN   2,500  2,500
San Antonio Elec. & Gas Participating VRDN,
Series BT-38A, 4.15% (BPA Bankers Trust) (b)   5,892  5,892
San Antonio Elec. & Gas Sys., CP:
 Series A:
  3.80% 11/14/95   8,000  8,000
  3.75% 11/15/95   22,000  22,000
  3.80% 11/16/95   12,400  12,400
  3.75% 11/20/95   5,200  5,200
  3.75% 11/21/95   8,000  8,000
MUNICIPAL SECURITIES - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TEXAS - CONTINUED
San Antonio Wtr. Sys. Series 1992, 3.70% 12/18/95
(Liquidity Facility Credit Suisse) CP  $ 9,000 $ 9,000
Silsbee Health Facs. Dev. Corp. Hosp. Rev.
(Silsbee Doctor's Hosp.) Series 1984, 3.95%,
LOC Citibank, VRDN   4,500  4,500
Texas Dept. of Hsg. & Commty. Affairs Participating VRDN,
Series PT-9, 4.05% (Liquidity Facility Dai-Ichi
Kangyo Bank Ltd.) (b)   4,140  4,140
Texas Gen. Oblig.:
 TRAN Series 1995 A, 4.75% 8/30/96   126,800  127,623
 (Veterans Hsg. Asst. Prog.) Series 1995, 3.75%   13,490  13,490
Texas Health Facs. Dev. Corp. Rev.
(Aces North Texas Pooled Health) Series 1985 B, 4%,
LOC Banque Paribas, VRDN   5,200  5,200
Texas Muni. Pwr. Agcy. Rev.:
 BAN 3.75% 11/16/95 (Liquidity Facility Morgan
 Guaranty Trust Co.)   16,000  16,000
 CP:
  3.75% 11/16/95 (Liquidity Facility Bank of America)   12,300  12,300
  3.80% 12/11/95 (Liquidity Facility Bank of America)   10,000  10,000
  3.70% 12/15/95 (Liquidity Facility Bank of America)   17,000  17,000
Texas Small Bus. Ind. Dev. Corp. Rev. (Pub. Facs. Prog.) 3.95%,
LOC Nat'l. Westminster Bank, VRDN   21,745  21,745
Tyler Health Care Facs. Dev. Corp. Hosp. Rev. Bonds
(Med. Ctr. Reg. Healthcare Proj.) 3.85%, tender 12/15/95,
LOC Banque Paribas   11,000  11,000
Univ. of Texas Fing. Sys. Rev., CP:
 Series A:
  3.75% 11/28/95   3,064  3,064
  3.85% 1/11/96   6,645  6,645
  3.80% 2/9/96   5,777  5,777
   569,121
UTAH - 0.9%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Bonds Series 1985 F,
3.80% tender 6/17/96 (BPA Bank of America)   20,400  20,400
Provo Multi-Family Rental Hsg. Rev. (Branbury Park Proj.)
Series 1987 A, 4.10%, LOC Dai-Ichi Kangyo Bank,
VRDN    6,500  6,500
Utah County TRAN 4.65% 12/29/95   2,000  2,001
Weber County TRAN, Series 1995 A, 5.25% 12/28/95   5,000  5,003
   33,904
VERMONT - 0.1%
Vermont Ed. & Health Bldgs. Fin. Agcy. Hosp. Rev.
(Northeastern Reg. Hosp.) 4%,
LOC Bank of Boston, VRDN   3,000  3,000
MUNICIPAL SECURITIES - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
VIRGINIA - 3.1%
Chesterfield County Ind. Dev. Auth. Poll Cont. Rev. Bonds:
 (Virginia Elec. Pwr. Co.):
  Series B:
   3.80%, tender 11/17/95  $ 5,500 $ 5,500
   3.80%, tender 1/10/96   11,335  11,335
   3.80%, tender 2/14/96   3,330  3,330
Louisa County Ind. Dev. Auth. Adj. Rate Pooled
Fin. Rev. Series 1995, 4%,
LOC NationsBank of Virginia, VRDN   32,300  32,300
Louisa Ind. Dev. Auth. Poll. Cont. Rev. Bonds:
 (Virginia Elec. Pwr. Co. Proj.):
  Series 1985, 3.75%, tender 11/28/95
  (BPA Bank of New York)   9,790  9,790
  Series 1985, 3.70%, tender 12/19/95
  (BPA Bank of New York)   15,500  15,500
  Series 1985, 3.90%, tender 2/8/96
  (BPA Bank of New York)   5,000  5,000
  Series 1987, 3.95%, tender 11/7/95   5,100  5,100
Newport News Redev. & Hsg. Auth. Rev.
(Newport-Oxford Proj.) Series 1984, 4%,
LOC Bank of America, VRDN   3,200  3,200
Suffolk Redev. & Hsg. Auth. Multi-Family Rental Hsg. Rev.
(Windsor at Potomac Vista Proj.) 4%,
LOC NationsBank of Virginia, VRDN   14,169  14,169
York County Ind. Dev. Auth. (Philip Morris Co. Proj.)
Series 1991, 3.95%, VRDN   4,000  4,000
   109,224
WASHINGTON - 3.9%
Washington Gen. Oblig. Participating VRDN (b):
 Series 1993 B, 4.07% (Liquidity Facility Citibank)   13,300  13,300
 Series 1995 A, 4% (Liquidity Facility Internationale
 Nederlanden Bank)   8,900  8,900
 Series BT-12, 4.15% (BPA Bankers Trust Co.) (b)   20,985  20,985
 Series BT-101, 4.15% (BPA Bankers Trust Co.)   12,065  12,065
 Series BT-114,4.15% (BPA Bankers Trust Co.)   9,005  9,005
 Series SG-37, 4.05% (Liquidity Facility Societe Generale)   11,080  11,080
Washington Pub. Pwr. Supply Participating VRDN,
Series 94 B, 4.07% (Liquidity Facility Citibank) (b)   20,600  20,600
Washington Pub. Pwr. Supply Sys. Bonds
(Nuclear Pwr. Proj. 1) Series A, 4.20% 7/1/96   3,400  3,404
Washington Pub. Pwr. Supply Sys. Elec. Rev. Rfdg.
Series 1993-3A1, 4%, LOC Bank of America, VRDN   3,200  3,200
Washington Pub. Pwr. Supply Sys. Rev. Rfdg.
(Nuclear Proj. #1) Series 1993-1A1, 3.90%,
LOC Bank of America, VRDN   38,170  38,170
   140,709
MUNICIPAL SECURITIES - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
WEST VIRGINIA - 0.0%
West Virginia Hosp. Fin. Auth. Rev. (VHA Mid-Atlantic States)
Series 1985 C, 3.85% (BPA First Nat'l. Bank of Chicago)
(AMBAC Insured) VRDN  $ 1,800 $ 1,800
WISCONSIN - 1.3%
Augusta Ind. Dev. Rev. Rfdg. (Ball Corp.) Series 1993, 4%,
LOC PNC Bank, VRDN   3,100  3,100
Kenosha Unified School Dist. TRAN 4.50% 9/6/96   10,500  10,539
Menomonee Falls School Dist. TRAN 4.25% 8/30/96   3,200  3,208
Milwaukee Gen. Oblig. Participating VRDN,
Series 1993 R, 4.07%
(Liquidity Facility Citibank) (b)   18,400  18,400
Milwaukee Redev. Auth. Dev. Rev.
(Bradley Ctr. Parking Facs. Proj.) Series 1986, 3.90%,
LOC Nat'l. Westminster Bank, VRDN   900  900
New Berlin School Dist. TRAN 4.25% 8/22/96   3,500  3,509
Wauwatosa Hsg. Auth. Rfdg. Rev. (San Camillo Inc.)
Series 1995 B, 4%, LOC Firststar Bank, VRDN   7,500  7,500
   47,156
MULTIPLE STATES - 1.1%
Clipper Participating VRDN, Series 1993-1A, 3.98%
(Liquidity Facility State Street Bank & Trust Co.) (b)   36,000  36,000
Participating VRDN, Series 1990 A,
3.75%, LOC NationsBank (b)   1,870  1,870
   37,870
TOTAL INVESTMENTS - 100%  $ 3,573,427
Total Cost for Income Tax Purposes  $ 3,573,427

SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
FRDN - Floating Rate Demand Notes
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
  ACQUISITION
 ACQUISITION COST
SECURITY DATE (000S)
La Porte ISD TRAN 9/1/95 $ 5,000
INCOME TAX INFORMATION
At October 31, 1995 the fund had a capital loss carryforward of approximately $117,000 which will expire on October 31, 1997.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) OCTOBER 31, 1995

1.ASSETS                                                           2.         3.

4.Investment in securities, at value - See accompanying            5.         $ 3,573,427
schedule

6.Cash                                                             7.          15,439


8.Receivable for investments sold                                  9.          9,706

10.Interest receivable                                             11.         24,763

12. 13.TOTAL ASSETS                                                14.         3,623,335

15.LIABILITIES                                                     16.        17.

18.Payable for investments purchased                               $ 15,450   19.

20.Distributions payable                                            466       21.

22.Accrued management fee                                           897       23.

24.Other payables and accrued expenses                              730       25.

26. 27.TOTAL LIABILITIES                                           28.         17,543

29.30.NET ASSETS                                                   31.        $ 3,605,792

32.Net Assets consist of:                                          33.        34.

35.Paid in capital                                                 36.        $ 3,605,902

37.Accumulated net realized gain (loss) on investments             38.         (110)

39.40.NET ASSETS, for 3,605,902 shares outstanding                 41.        $ 3,605,792

42.43.NET ASSET VALUE, offering price and redemption               44.         $1.00
price per share ($3,605,792 (divided by) 3,605,902 shares)


STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS YEAR ENDED OCTOBER 31, 1995

45.46.INTEREST INCOME                               47.        $ 142,418


48.EXPENSES                                         49.        50.

51.Management fee                                   $ 10,988   52.

53.Transfer agent, accounting and custodian fees     6,834     54.
and expenses

55.Non-interested trustees' compensation             2         56.

57.Registration fees                                 139       58.

59.Audit                                             78        60.


61.Legal                                             42        62.


63.Miscellaneous                                     29        64.

65. 66.TOTAL EXPENSES                               67.         18,112

68.69.NET INTEREST INCOME                           70.         124,306

71.72.NET REALIZED GAIN (LOSS) ON INVESTMENTS       73.         439


74.75.NET INCREASE IN NET ASSETS RESULTING FROM     76.        $ 124,745
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                     YEAR ENDED      YEAR ENDED
                                                         OCTOBER 31,     OCTOBER 31,
                                                         1995            1994

77.INCREASE (DECREASE) IN NET ASSETS

78.Operations                                            $ 124,306       $ 78,237
Net interest income

79. Net realized gain (loss)                              439             229

80. Increase (decrease) in net unrealized gain from       -               (35)
accretion of market discount

81. 82.NET INCREASE (DECREASE) IN NET ASSETS              124,745         78,431
RESULTING FROM OPERATIONS

83.Distributions to shareholders from net interest        (124,306)       (78,237)
income

84.Share transactions at net asset value of $1.00 per     10,129,110      10,167,911
share
Proceeds from sales of shares

85. Reinvestment of distributions from net interest       117,967         73,176
income

86. Cost of shares redeemed                               (10,136,278)    (9,682,238)

87.88.                                                    110,799         558,849
NET INCREASE (DECREASE) IN NET ASSETS AND SHARES
RESULTING FROM SHARE TRANSACTIONS

89.  90.TOTAL INCREASE (DECREASE) IN NET ASSETS           111,238         559,043

91.NET ASSETS                                            92.             93.

94. Beginning of period                                   3,494,554       2,935,511

95. End of period                                        $ 3,605,792     $ 3,494,554



FINANCIAL HIGHLIGHTS

96.                                 YEARS ENDED OCTOBER 31,

97.                                 1995                      1994      1993      1992      1991

98.SELECTED PER-SHARE DATA

99.Net asset value, beginning of    $ 1.000                   $ 1.000   $ 1.000   $ 1.000   $ 1.000
period

100.Income from Investment           .034                      .023      .022      .031      .046
Operations
Net interest income

101.Less Distributions               (.034)                    (.023)    (.022)    (.031)    (.046)
From net interest income

102.Net asset value, end of         $ 1.000                   $ 1.000   $ 1.000   $ 1.000   $ 1.000
period

103.TOTAL RETURN                     3.48%                     2.33%     2.23%     3.14%     4.66%

104.RATIOS AND SUPPLEMENTAL
DATA

105.Net assets, end of period       $ 3,606                   $ 3,495   $ 2,936   $ 2,725   $ 2,721
(in millions)

106.Ratio of expenses to             .50%                      .52%      .49%      .48%      .45%
average
net assets

107.Ratio of net interest income     3.43%                     2.31%     2.21%     3.11%     4.55%
to average net assets


NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Tax-Exempt Money Market Trust (the fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter
M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. Accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $5,000,000 or 0.1% of net assets.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1200% to
 .3700%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .15%. For the period, the management fee was equivalent to an annual rate of .30% of average net assets.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect, and after reducing the fee for any payments by FMR pursuant to the fund's Distribution and Service Plan.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the fund. UMB has entered into a sub-contract with Fidelity Service Co. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. During the period November 1, 1994 to December 31, 1994, the fund paid fees based on the type, size, number of accounts and the number of transactions made by shareholders. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which the fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received transfer agent and accounting fees amounting to $6,209,000 and $410,000, respectively.
Shareholders participating in the Fidelity Ultra Service Account(registered trademark) Program (the Program) pay a $5.00 monthly fee to Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, for performing services associated with the Program. For the period, fees paid to FBSI by shareholders participating in the Program amounted to $599,000.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of
Fidelity Beacon Street Trust: Fidelity
Tax-Exempt Money Market Trust:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Beacon Street Trust: Fidelity Tax-Exempt Money Market Trust at October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
PRICE WATERHOUSE LLP
Dallas, Texas
November 28, 1995
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND
QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
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representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND
ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
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PRESS
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1.
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(purchases, redemptions, and
dividends).
2.
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Identification Number (PIN).
3.
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representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
185 Asylum Street
Hartford, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
  Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
and
Fidelity Service Co.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FIDELITY'S TAX-FREE
MONEY MARKET FUNDS
California Tax-Free Money Market
Connecticut Municipal Money Market
Massachusetts Tax-Free Money Market
Michigan Municipal Money Market
New Jersey Tax-Free Money Market
New York Tax-Free Money Market
Ohio Municipal Money Market
Spartan(registered trademark) Arizona Municipal
Money Market
Spartan California Municipal
Money Market
Spartan Connecticut Municipal
Money Market
Spartan Florida Municipal Money Market
Spartan Massachusetts Municipal
Money Market
Spartan Municipal Money Fund
Spartan New Jersey Municipal
Money Market
Spartan New York Municipal
Money Market
Spartan Pennsylvania Municipal
Money Market
Tax-Exempt Money Market
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0111
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE

SPARTAN(registered trademark)


(registered trademark)
NEW JERSEY
MUNICIPAL
MONEY MARKET
PORTFOLIO

ANNUAL REPORT
OCTOBER 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       8    A summary of major shifts in the
                              fund's investments over the past six
                              months
                              and one year.

INVESTMENTS              9    A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     16   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    20   Notes to the financial statements.

REPORT OF INDEPENDENT
ACCOUNTANTS              22   The auditors' opinion.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE



DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was almost ideal.
These market ups and downs are a normal part of investing, and there are some basic principles that can help investors in every type of market. First, take a long-term approach when investing. If you can afford to leave your money invested through the inevitable ups and downs of financial markets, you will greatly reduce your vulnerability to any single decline. Over time, for example, stock prices have gone up - and have significantly outperformed other types of investments and stayed ahead of inflation. Second, you can further manage risk by diversifying your investments. A stock mutual fund is already diversified, because it invests in many different companies. You can increase your diversification by investing in a number of different stock funds, or in different investment categories, such as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, it makes good sense to follow a regular investment plan, investing a set amount of money at the same time each month or quarter. That way, you can avoid getting caught up in the excitement of a rapidly-rising market - and won't end up buying all your shares at market highs. This strategy won't assure a profit or protect you from a loss in a declining market, but it should help you lower the average cost of your purchases. For this to be effective, you must continue to buy shares in both up and down markets.
If you have questions, please call us at 1-800-544-8888. We would be happy to send you a Fidelity FundMatch kit, which can help you determine the mix of investments that is right for you. You might also find it convenient to set up a regular investment plan using the Fidelity Automatic Account Builder.SM
We look forward to hearing from you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in a fund's share price over a given period, reinvestment of its dividends (or income), and the effect of the fund's $5 account closeout fee. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed the fund for certain expenses during the periods shown, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1995         PAST 1   PAST 5   LIFE OF
                                       YEAR     YEARS    FUND

Spartan New Jersey Municipal
Money Market Fund                      3.64%    17.42%   20.84%

Average New Jersey Tax-Free
Money Market Fund                      3.21%    16.25%   n/a

Consumer Price Index                   2.81%    15.13%   19.24%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a specific period - in this case, one year, five years, or since the fund started on May 1, 1990. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the average New Jersey tax-free money market fund, which reflects the performance of 11 New Jersey tax-free money market funds with similar objectives tracked by IBC/Donoghue over the past six months. Comparing the fund's performance to the consumer price index (CPI) helps show how your fund did compared to inflation. (The periods covered by the CPI and IBC/Donoghue numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1995         PAST 1   PAST 5   LIFE OF
                                       YEAR     YEARS    FUND

Spartan New Jersey Municipal
Money Market Fund                      3.64%    3.26%    3.50%

Average New Jersey Tax-Free
Money Market Fund                      3.21%    3.05%    n/a

Consumer Price Index                   2.81%    2.86%    3.25%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
      10/31/94   1/30/95   4/24/95   7/31/95   10/30/95



Spartan New Jersey          3.09%   3.47%   3.92%   3.55%   3.55%
Municipal Money Market



If Fidelity had not         2.89%   3.27%   3.72%   3.37%   3.37%
reimbursed certain fund
expenses



Average New Jersey          2.72%   2.98%   3.54%   3.14%   3.16%
Tax-Free Money Market
Fund



Spartan New Jersey          5.17%   5.80%   6.56%   5.94%   5.94%
Municipal Money Market -
Tax-equivalent



If Fidelity had not         4.83%   5.47%   6.22%   5.64%   5.64%
reimbursed certain fund
expenses


YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. If the adviser had not reimbursed certain fund expenses during the periods shown, the yields would have been lower. You can compare these yields to the average New Jersey tax-free money market fund as tracked by IBC/Donoghue. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1995 federal and state income tax rate of 40.21%. A portion of the fund's income may be subject to the alternative minimum tax. A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the
tax-free yield - makes the
comparison more meaningful.
Keep in mind that the U.S.
government neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money
market fund will maintain a $1
share price.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Jeff Parker, Portfolio Manager of Spartan
New Jersey Municipal Money
Market Portfolio
Q. JEFF, HOW HAVE INVESTMENT CONDITIONS CHANGED DURING THE PAST YEAR?
A. A year ago the economy was expanding rapidly and the Federal Reserve was doing its best to temper growth and stave off inflation. In November 1994 and again in February 1995, the Fed raised the federal funds rate, completing a string of seven rate increases dating back to February 1994. Then, early in 1995, signs began appearing that suggested Fed monetary policy was having the desired effect, and growth was slowing. That led to predictions that the next Fed move would be a credit ease, and short-term rates began falling in anticipation. As expected, the Fed did ease in July, cutting the federal funds rate one-quarter percentage point. Since then, the economy has been extremely difficult to read, and the Fed has remained on the sidelines. It now appears that the growth rate in the gross domestic product rebounded sharply during the third quarter of 1995 after an essentially flat second quarter. But throughout the summer and into the fall, signs of economic vibrancy alternated with signs of sluggishness. Perhaps the one constant during the year was inflation, which remained consistently low.
Q. HOW DID YOU COPE WITH CHANGING CONDITIONS?
A. When the period began, the fund's average maturity was 57 days. Scott Orr, who managed the fund until I took over in June, lengthened aggressively beginning late in 1994 and was able to lock in attractive yields while short-term rates were declining. Entering the annual summer borrowing season, the fund's average maturity was back down to 55 days. That gave me the flexibility I needed to take advantage of abundant new supplies and move the fund back out close to 70 days by the end of June, in time for the Fed rate cut. The fund has been in a holding pattern since then, finishing the period at 72 days. I have added more variable rate demand notes (VRDN) in recent months as increased supplies have made them more attractive than fixed-rate securities. VRDNs totaled about 52% of the fund's assets at the end of October, compared to 45% this past June.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on October 31, 1995, was 3.55%, compared to 3.09% a year ago. The latest yield was the equivalent of a 5.94% taxable yield for investors in the 40.21% combined federal and state tax bracket. The fund had a total return for the year of 3.64%, which beat the average total return of 3.21% for all New Jersey tax-free money market funds, according to IBC/Donoghue.
Q. WHAT CAN WE EXPECT GOING FORWARD?
A. Many market participants believe the Fed's next move will be to lower rates again, possibly before year end. A key variable may be the budget debate in Congress. A balanced budget agreement would necessitate steep cuts in federal spending, which the Fed, in turn, might seek to offset with a rate cut. But that scenario is by no means certain. Rather than make a big bet on a rate cut, I think it probably makes more sense to keep the fund's average maturity about where it is, around 70 days. That way I have a choice: to pull back slightly if rates fall, or extend a little if the market cheapens. The key is maintaining flexibility until the market regains a sense of direction.

FUND FACTS
GOAL: high current tax-free
income while maintaining
share price stability by
investing in high-quality,
short-term New Jersey
municipal money market
securities
START DATE: May 1, 1990
SIZE: as October 31, 1995,
more  than $469 million
MANAGER: Jeff Parker, since
June, 1995; Fidelity
Connecticut Municipal Money
Market,
Fidelity Michigan Municipal
Money Market, Fidelity New
Jersey Tax-Free Money
Market, Spartan Connecticut
Municipal Money Market,
since June 1995; joined
Fidelity in 1991
(checkmark)

WORDS TO KNOW
COMMERCIAL PAPER: A security
issued by a municipality to
finance capital or operating
needs.
FEDERAL FUNDS RATE: The interest
rate banks charge each other
for overnight loans.
MATURITY: The time remaining
before an issuer is scheduled
to repay the principal amount
on a debt security. When the
fund's average maturity -
weighted by dollar amount -
is short, the fund manager is
anticipating a rise in interest
rates. When the average
maturity is long, the manager
is expecting rates to fall.
When the average maturity is
neutral, the manager wants
the flexibility to respond to
rising rates, while still
capturing a portion of the
higher yields available from
issues with longer maturities.
MUNICIPAL NOTE: A security
issued in advance of future
tax or other revenues and
payable from those specific
sources.
TENDER BOND: A variable-rate,
usually long-term security that
gives the bond holder the
option to redeem the bond at
face value before maturity.
VARIABLE RATE DEMAND NOTE
(VRDN): A tender bond that
can be redeemed on short
notice, typically one or seven
days. VRDNs are useful in
managing the fund's average
maturity and liquidity.
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            10/31/95           4/30/95            10/31/94

0 - 30       63                 70                 62

31 - 90      13                 13                 17

91 - 180     5                  7                  9

181 - 397     19                10                 12

WEIGHTED AVERAGE MATURITY
                          10/31/95   4/30/95   10/31/94

Spartan New Jersey
Municipal Money Market
Fund                      72 days    50 days   57 days

Average New Jersey
Tax-Free Money Market
Fund*                     61 days    43 days   60 days

ASSET ALLOCATION
AS OF OCTOBER 31, 1995 AS OF APRIL 30, 1995

Row: 1, Col: 1, Value: 52.0
Row: 1, Col: 2, Value: 14.0
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 31.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 1, Value: 48.0
Row: 1, Col: 2, Value: 18.0
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 30.0
Row: 1, Col: 5, Value: 2.0
Variable rate
demand notes
(VRDNs) 52%
Commercial
paper 14%
Tender bonds 3%
Municipal
notes 31%
Other 0%
Variable rate
demand notes
(VRDNs) 48%
Commercial
paper 18%
Tender bonds 3%
Municipal
notes 30%
Other 1%
* SOURCE: IBC/DONOGHUE'S MONEY FUND REPORT(registered trademark)
INVESTMENTS OCTOBER 31, 1995

Showing Percentage of Total Value of Investments


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ARIZONA - 0.1%
Coconino County Poll. Cont. Corp. Poll. Cont. Rev.
(Arizona Pub. Svc. Co. - Navajo Proj.) Series 1994 A,
4.10%, LOC Bank of America, VRDN (b)  $ 300,000 $ 300,000
NEW JERSEY - 77.3%
Allentown BAN 4.22% 5/21/96   800,000  800,293
Atlantic County Impt. Auth. Rev. (Pooled Gov't. Loan
Prog.) 3.75%, LOC Marine Midland Bank, VRDN   200,000  200,000
Bernards Township Swr. Auth. Swr. Rev. Rfdg. Bonds,
Series 1985, 5.35%, tender 12/15/95
(BPA Marine Midland Bank)   2,500,000  2,500,000
Bloomfield Township BAN 3.81% 6/7/96   2,000,000  2,000,228
Burlington County BAN 5.50% 12/15/95   2,600,000  2,601,490
Caldwell BAN 4.25% 6/7/96   1,500,000  1,504,735
Chatham Township BAN 4.31% 4/19/96   1,231,000  1,231,320
Chester Township BAN 4.50% 1/11/96   861,000  861,646
Clark Township BAN 3.85% 12/22/95   561,392  561,468
Clifton Board of Ed. BAN 4.25% 7/12/96   2,500,000  2,508,356
Cranbury Township BAN 4.50% 3/15/96   1,400,000  1,401,990
Cranford Township BAN 4.25% 3/22/96   500,000  501,030
Englewood Ban 3.78% 7/18/96   3,500,000  3,500,698
Essex County Impt. Auth. Rev. (Pooled Gov't Loan Prog.)
VRDN:
  Series 1985, 3.75%, LOC Banco de Santander   2,000,000  2,000,000
  Series 1986, 3.75%, LOC Banco de Santander   1,800,000  1,800,000
Florham Park BAN 4.75% 11/9/95   1,300,000  1,300,068
Fort Lee BAN 4.33% 5/3/96   1,500,000  1,500,212
Franklin Township BAN 4.125% 8/23/96   3,067,900  3,072,776
Freehold Township BAN 3.95% 6/25/96   1,280,000  1,280,078
Gloucester County Ind. Poll. Cont. Fin. Auth. Rev. Rfdg.,
VRDN:
  (Mobil Oil Refining) Series 1993 A, 3.65%   3,800,000  3,800,000
  (Monsanto Proj.) Series 1992, 3.80%   1,100,000  1,100,000
Hightstown BAN 5.18% 12/7/95   577,000  577,043
Hillside BAN 4.13% 5/22/96   2,000,000  2,000,848
Hudson County BAN 4.375% 10/10/96   10,500,000  10,531,716
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled
Gov't. Loan Prog.) Series 1986, 3.75%
 LOC Hong Kong & Shanghai Banking Corp, VRDN   33,460,000  33,460,000
Maplewood Township BAN 4% 11/17/95   1,818,150  1,818,344
Margate BAN 4.25% 3/25/96   1,500,000  1,502,334
Mercer County Gen. Oblig. Rev. 5% 9/1/96   1,000,000  1,009,356
Mercer County Impt. Auth. Rev. (Pooled Gov't. Loan Prog.)
Series 1985, 3.60%, LOC Credit Suisse Bank, VRDN   900,000  900,000
Metuchen BAN 5% 12/19/95   1,089,823  1,090,651
Middlesex County BAN 3.625% 6/27/96   10,000,000  10,001,571
Mine Hill Township BAN 3.97% 8/2/96   610,000  610,175
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
NEW JERSEY - CONTINUED
Montclair Township BAN 4% 6/28/96  $ 783,000 $ 784,232
Montgomery Township BAN 4.32% 4/26/96   700,000  700,055
Montgomery Township Board of Ed. BAN 4.25% 2/1/96   2,500,000  2,502,150
Morris Township BAN 4.50% 5/17/96   3,727,646  3,735,392
Morristown BAN 4.25% 5/24/96   1,600,000  1,603,945
New Jersey Bldg. Auth. Participating VRDN, Series BT-6,
4.20% (BPA Bankers Trust Co.) (c)   2,392,000  2,392,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev., VRDN:
 Rfdg. (RJB Associates 1983 Proj.)
 3.95%, LOC PNC Bank   500,000  500,000
 (80 Carter Drive Assoc. Proj.) Series 1984, 4.20%,
 LOC Marine Midland Bank   436,000  436,000
 (Arden Group) Series 1989 BB, 3.80%,
 LOC Barclays Bank (b)   1,550,000  1,550,000
 (Composite Issue):
  Series 1989 B, 3.80%, LOC Barclays Bank (b)   500,000  500,000
  (Alesi Graphics Inc.) Series 1989 AA, 3.80%,
  LOC Barclays Bank (b)   700,000  700,000
  (Ellison School Inc.) Series 1989 KK, 3.70%,
  LOC Barclays Bank   550,000  550,000
 (Danic Urban Renewal Co. Proj.) Series 1985, 3.75%,
 LOC Marine Midland Bank   1,700,000  1,700,000
 (Dial Realty) Series 1988 L, 3.80%,
 LOC Barclays Bank (b)   2,450,000  2,450,000
 (Fieldstone Corp.) Series 1988 K, 3.80%
 LOC Barclays Bank (b)   1,200,000  1,200,000
 (Guttenplan's Bakery) Series 1989 G, 3.80%
 LOC Barclays Bank (b)   2,650,000  2,650,000
 (Herzel Mor Corp.) Series 1989 L, 3.80%,
 LOC Barclays Bank (b)   550,000  550,000
 (Lamart Corporation) Series 1989 JJ, 3.80%,
 LOC Barclays Bank (b)   700,000  700,000
 (PVC Container Corp.) Series 1987 D, 4.10%,
 LOC Nat'l. Westminster Bank (b)   2,365,000  2,365,000
 (Pictorial Offset Corp.) Series 1989 H, 3.80%,
 LOC Barclays Bank (b)   1,600,000  1,600,000
 (Recycle Inc. Proj.) Series 1995, 4.10%,
 LOC Nat'l. Westminster Bank (b)   5,500,000  5,500,000
 (Russ Berrie & Co. Inc.) 3.65%,
 LOC Bank of New York   700,000  700,000
 (The Nash Group 85 Proj.) Series 1986, 3.65%,
 LOC Chemical Bank (b)   570,000  570,000
New Jersey Econ. Dev. Auth. Econ. Growth Rev., VRDN:
 (Eastern Silk) Second Series D2, 3.85%,
 LOC Banque Nat'l. de Paris (b)   1,490,000  1,490,000
 (Richard L Tauber Issue) Series 93 B-1, 3.75%,
 LOC Nat'l. Westminster Bank (b)   3,820,000  3,820,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
NEW JERSEY - CONTINUED
New Jersey Econ. Dev. Auth. Econ. Growth Rev., VRDN - continued
 Series H, 3.85%, LOC Nat'l. Westminster Bank (b)  $ 950,000 $ 950,000
 Series E-1, 3.85%, LOC Nat'l Westminster Bank   1,995,000  1,995,000
New Jersey Econ. Dev. Auth. First Mtg. Rev., VRDN:
 (Fellowship Village Inc. Proj.) Series 1994 B, 3.75%,
 LOC Banque Paribas   8,500,000  8,500,000 (Franciscan Oaks Proj.) Series
1992 B, 3.85%,
 LOC Bank of Scotland   1,200,000  1,200,000
New Jersey Econ. Dev. Auth. Ind. & Econ. Dev. Rev.
(Block Drug Corp.) Series A, 3.95%,
LOC SunTrust Bank, VRDN   715,000  715,000
New Jersey Econ. Dev. Auth. Ind. Dev. Rev.
(National Refrigerant) 4.25%, LOC Corestate,
VRDN (b)   1,280,000  1,280,000
New Jersey Econ Dev. Auth. Rev. (E. P. Henry Corp. Proj.)
4%, LOC New Jersey Nat'l. Bank, VRDN (b)   1,305,000  1,305,000
New Jersey Econ. Dev. Auth. Rev. Bonds (b):
(Chambers Cogeneration Proj.) Series 1991:
  3.70%, tender 11/15/95, LOC Swiss Bank   3,500,000  3,500,000
  3.75%, tender 11/16/95, LOC Swiss Bank   4,000,000  4,000,000
  3.75%, tender 11/17/95, LOC Swiss Bank   4,500,000  4,500,000
  3.70%, tender 1/11/96, LOC Swiss Bank   3,000,000  3,000,000
  3.70%, tender 1/26/96, LOC Swiss Bank   5,000,000  5,000,000
 (Keystone Proj.) Series 1992:
  3.75%, tender 12/11/95,
  LOC Union Bank of Switzerland   4,860,000  4,860,000
  3.80%, tender 1/26/96,
  LOC Union Bank of Switzerland   12,700,000  12,700,000
 (Morris Hall/St. Lawrence Inc.) Series 1993, 4.75%,
 tender 11/1/95, LOC New Jersey Nat'l. Bank   2,900,000  2,900,000
New Jersey Edl. Facs. Auth. Rev. (Princeton Univ.)
Series 1995 C, 4.50% 7/1/96   1,000,000  1,004,174
New Jersey Gen. Oblig. Participating VRDN: (c)
Series BT-104, 4.10%
 (Liquidity Facility Bankers Trust Co.)   7,785,000  7,785,000
 Series MGT-21, 3.90%
 (Liquidity Facility Morgan Guaranty Trust Co.)   7,000,000  7,000,000
 Series 9, 3.90%
 (Liquidity Facility Morgan Guaranty Trust Co.)   7,125,000  7,125,000
 Series 1995-CB1, 3.88%
 (Liquidity Facility Chemical Bank)   5,000,000  5,000,000
New Jersey Health Care Facs. Fin. Auth. Rev.
(Cap. Asset Fin. Prog.) Series 1985 B, 3.60%,
LOC Chemical Bank, VRDN   1,500,000  1,500,000
New Jersey Hsg. & Mtg. Fin. Agcy. Participating VRDN (c):
 Series 1994 C-3003, 4.17% (MBIA Insured)
 (Liquidity Facility Citibank)   6,200,000  6,200,000
 Series 1994 C-3004, 4.02% (MBIA Insured)
 (Liquidity Facility Citibank)   4,800,000  4,800,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
NEW JERSEY - CONTINUED
New Jersey Sports and Exposition Auth. Rev.
Series 1992 C, 3.60%, (MBIA Insured)
(BPA Industrial Bank of Japan), VRDN  $ 10,040,000 $ 10,040,000
New Jersey Turnpike Auth. Turnpike Rev., Series 1991 D,
3.60% (FGIC Insured) (LOC Societe Generale), VRDN   26,800,000  26,800,000
North Brunswick Township BAN 4.125% 8/30/96   5,000,000  5,006,540
Ocean County BAN 4% 6/28/96   6,000,000  6,010,415
Parsippany-Troy Hills BAN 4.625% 5/9/96   2,600,000  2,604,845
Passaic County BAN:
 6% 11/22/95   3,247,000  3,247,886
 4.46% 4/5/96   1,500,000  1,500,364
 5% 4/5/96   9,100,000  9,121,616
 4% 6/27/96   7,547,000  7,560,926
 4.125% 9/27/96   500,000  500,821
 4.25% 9/27/96   2,600,000  2,607,899
Passaic County Util. Auth. BAN (Solid Waste Sys. Proj.):
Series 1994 B, 4.625%, 11/9/95 (MBIA Insured)   6,350,000  6,350,000
 Series 1995 B, 3.90% 10/4/96 (MBIA Insured)   6,000,000  5,999,944
Princeton BAN 3.58% 6/14/96   1,000,000  1,000,174
Randolph Township BAN 3.71% 6/21/96   2,124,000  2,123,470
Roselle Park BAN 4.25% 10/17/96   1,292,000  1,296,163
Salem County Ind. Poll. Cont. Fing. Auth. Poll. Cont. Rev. Bonds:
(Philadelphia Elec. Co.) Series 1993 A (b):
  3.80%, tender 12/14/95,
   LOC Toronto Dominion Bank   2,600,000  2,600,000
  3.70%, tender 1/23/96,
  LOC Toronto Dominion Bank   2,000,000  2,000,000
Sea Isle City BAN 3.99% 1/26/96   1,300,000  1,300,265
Somerset County Ind. Poll. Cont. Auth. Rev.
(Minnesota Mining & Manufacturing 3M)
 3.80%, VRDN   100,000  100,000
South Brunswick TAN 5.25% 1/3/96   2,500,000  2,502,684
South Orange Maplewood School Dist. BAN 3.97%
11/30/95   600,000  600,123
Sparta Township BAN 4% 6/14/96   900,000  902,252
Upper Freehold Regional School Dist. BAN 5.625%
2/1/96   3,000,000  3,003,405
Verona BAN 4% 5/22/96   2,300,000  2,303,693
Washington Township BAN 5.50% 12/15/95   3,900,000  3,901,365
West Milford Township BAN 4% 1/26/96   1,800,000  1,800,613
West Orange BAN:
 4.75% 1/4/96   1,500,000  1,501,362
 4% 3/12/96   1,000,000  1,000,875
Westwood BAN 4.25% 8/20/96   4,550,000  4,560,483
Willingboro BAN 5.25% 11/22/95   1,200,000  1,200,382
   358,644,939
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
NEW YORK & NEW JERSEY - 14.1%
New York & New Jersey Port. Auth. Participating VRDN,
Series PA-67, 3.95%
 (Liquidity Facility Merrill Lynch & Co.) (c)  $ 2,080,000 $ 2,080,000
New York & New Jersey Port. Auth. Rev.:
 Series 1991, 4.021%, VRDN (b)   6,400,000  6,400,000
 Series 1992, 3.775%, VRDN   6,900,000  6,900,000
 Series 1995, 3.775%, VRDN (b)   10,500,000  10,500,000
 Series 1995-1, 3.85%, VRDN   5,000,000  5,000,000
 Series A, CP (b):
  3.45% 11/16/95   2,630,000  2,630,000
  3.80% 11/29/95   755,000  755,000
  3.65% 12/1/95   1,690,000  1,690,000
  3.75% 12/12/95   3,535,000  3,535,000
  3.70% 12/15/95   3,700,000  3,700,000
  3.70% 12/15/95   825,000  825,000
New York & New Jersey Port Auth. Spl. Proj. Rev.
(KIAC Partners Proj.) Series 3, 3.80%,
LOC Deutsche Bank, VRDN (b)   18,500,000  18,500,000
New York & New Jersey Versatile Structure Gen. Oblig.,
VRDN:
  3.60% (BPA Morgan Guaranty Trust Co.)   1,400,000  1,400,000
  Series 3, 3.70%, LOC Morgan Guaranty Trust Co.   1,600,000  1,600,000
   65,515,000
PUERTO RICO - 7.4%
Puerto Rico Commonwealth Participating VRDN, (c):
 Series 1995, 3.92% (MBIA Insured)
 (Liquidity Facility Bankers Trust)   5,000,000  5,000,000
 Series BT-165, 3.92% (Liquidity Facility Bankers Trust)   5,814,000
5,814,000
 Series PT-63, 3.85%,
 (Liquidity Facility Bayerische Hypotheken)   2,900,000  2,900,000
Puerto Rico Pub. Bldg. Auth. Participating VRDN,
Series PA-106, 3.80% (AMBAC Insured)
(Liquidity Facility Merrill Lynch & Co.) (c)   3,905,000  3,905,000
Puerto Rico Hsg. & Fin. Corp. Tender Option Bonds
Series 1990 I, 3.85%, tender 11/15/95 (Ambac Insured)
(Liquidity Facility Citibank)   7,585,000  7,585,000
Puerto Rico Dev. Bank, CP:
 3.75% 11/7/95   6,000,000  6,000,000
 3.75% 11/9/95   1,000,000  1,000,000
 3.75% 12/12/95   1,900,000  1,900,000
   34,104,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TEXAS - 0.6%
Brazos River Auth. Poll. Cont. Rev. Rfdg.
(Texas Util. Elect.) Series 1995 C, 4.05%,
 LOC Swiss Bank, VRDN (b)  $ 1,200,000 $ 1,200,000
Gulf Coast Waste Disp. Auth.
(Amoco Oil Co. Proj.) 4.05%, VRDN (b)   1,300,000  1,300,000
Harris County Ind. Dev. Corp. Poll. Cont. Rev.
(Exxon Proj.) Series 1987, 4.05%, VRDN (b)   300,000  300,000
   2,800,000
VIRGINIA - 0.5%
Richmond Ind. Dev. Auth. (I) Rev. (Cogentrix Inc. Proj.)
Series 1990 A, 4.20%, LOC Banque Paribas,
VRDN (b)   2,300,000  2,300,000
TOTAL INVESTMENTS - 100%  $ 463,663,939
Total Cost for Income Tax Purposes  $ 463,663,637

SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
TAN - Tax Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At October 31, 1995, the fund had a capital loss carryforward of approximately $40,000 of which $24,000 and $16,000 will expire on October 31, 2001 and 2003, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1995

4.ASSETS                                                          5.         6.

7.Investment in securities, at value - See accompanying           8.         $ 463,663,939
schedule

9.Receivable for investments sold                                 10.         2,817,786

11.Interest receivable                                            12.         4,298,698

13. 14.TOTAL ASSETS                                               15.         470,780,423

16.LIABILITIES                                                    17.        18.

19.Payable to custodian bank                                      $ 33,948   20.

21.Share transactions in process                                   762,541   22.

23.Distributions payable                                           22,909    24.

25.Accrued management fee                                          127,022   26.

27. 28.TOTAL LIABILITIES                                          29.         946,420

30.31.NET ASSETS                                                  32.        $ 469,834,003

33.Net Assets consist of:                                         34.        35.

36.Paid in capital                                                37.        $ 469,846,347

38.Accumulated net realized gain (loss) on investments            39.         (12,646)

40.Unrealized gain from accretion of market discount              41.         302

42.43.NET ASSETS, for 469,846,347 shares outstanding              44.        $ 469,834,003

45.46.NET ASSET VALUE, offering price and redemption              47.         $1.00
price per share ($469,834,003 (divided by) 469,846,347 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED OCTOBER 31, 1995

48.49.INTEREST INCOME                                   50.           $ 17,298,085

51.EXPENSES                                             52.           53.

54.Management fee                                       $ 2,216,748   55.

56.Non-interested trustees' compensation                 2,162        57.

58. Total expenses before reductions                     2,218,910    59.

60. Expense reductions                                   (855,981)     1,362,929

61.62.NET INTEREST INCOME                               63.            15,935,156

64.REALIZED AND UNREALIZED GAIN (LOSS)                  66.            (15,826)
65.Net realized gain (loss) on investment securities

67.Increase (decrease) in net unrealized gain from      68.            (2,782)
accretion of market discount

69.70.NET GAIN (LOSS)                                   71.            (18,608)

72.73.NET INCREASE IN NET ASSETS RESULTING FROM         74.           $ 15,916,548
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED       YEAR ENDED
                                                         OCTOBER 31,      OCTOBER 31,
                                                         1995             1994

75.INCREASE (DECREASE) IN NET ASSETS

76.Operations                                            $ 15,935,156     $ 8,891,960
Net interest income

77. Net realized gain (loss)                              (15,826)         8,310

78. Increase (decrease) in net unrealized gain from       (2,782)          2,954
 accretion of market discount

79. 80.NET INCREASE (DECREASE) IN NET ASSETS              15,916,548       8,903,224
RESULTING
FROM OPERATIONS

81.Distributions to shareholders from net interest        (15,935,156)     (8,891,960)
income

82.Share transactions at net asset value of $1.00 per     506,341,535      396,044,405
share
Proceeds from sales of shares

83. Reinvestment of distributions from net interest       15,494,923       8,641,755
income

84. Cost of shares redeemed                               (447,918,456)    (322,239,669)

85.86.                                                    73,918,002       82,446,491
NET INCREASE (DECREASE) IN NET ASSETS AND SHARES
RESULTING FROM SHARE TRANSACTIONS

87.  88.TOTAL INCREASE (DECREASE) IN NET ASSETS           73,899,394       82,457,755

89.NET ASSETS                                            90.              91.

92. Beginning of period                                   395,934,609      313,476,854

93. End of period                                        $ 469,834,003    $ 395,934,609



FINANCIAL HIGHLIGHTS

94.                                YEARS ENDED OCTOBER 31,

95.                                1995                      1994        1993        1992        1991

96.SELECTED PER-SHARE
DATA

97.Net asset value,                $ 1.000                   $ 1.000     $ 1.000     $ 1.000     $ 1.000
beginning of period

98.Income from                      .036                      .024        .021        .032        .047
Investment
Operations
Net interest income

99.Less Distributions               (.036)                    (.024)      (.021)      (.032)      (.047)
From net interest
 income

100.Net asset value,               $ 1.000                   $ 1.000     $ 1.000     $ 1.000     $ 1.000
end of period

101.TOTAL RETURN A                  3.65%                     2.45%       2.17%       3.24%       4.84%

102.RATIOS AND SUPPLEMENTAL DATA

103.Net assets, end of             $ 469,834                 $ 395,935   $ 313,477   $ 349,212   $ 348,142
period (000 omitted)

104.Ratio of expenses               .31%                      .28%        .44%        .29%        .11%
to average net assets

105.Ratio of expenses               .50%                      .50%        .50%        .50%        .50%
to average net assets
before expense
reductions

106.Ratio of net                    3.59%                     2.44%       2.15%       3.20%       4.68%
interest income to
average
net assets


A TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE
NOTE 3 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan New Jersey Municipal Money Market Portfolio (the fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The individual investment objective, policies and limitations of the fund remain the same. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. Accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $7,869 for the period.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect, and after reducing the fee for any payments by FMR pursuant to the fund's Distribution and Service Plan.
3. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above a specified percentage of average net assets. During the period, this expense limitation ranged from .30% to .32% of average net assets and the reimbursement reduced expenses by $855,981.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of
Fidelity Beacon Street Trust: Spartan
New Jersey Municipal Money
Market Portfolio:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Beacon Street Trust: Spartan New Jersey Municipal Money Market Portfolio; at October 31, 1995, the results of its operations for the year then ended, and the changes in its net assets for each of the two years then ended, and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.
PRICE WATERHOUSE LLP
Dallas, Texas
November 29, 1995
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND
QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND
ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
and
Fidelity Service Co.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FIDELITY'S TAX-FREE
MONEY MARKET FUNDS
California Tax-Free Money Market
Connecticut Municipal Money Market
Massachusetts Tax-Free Money Market
Michigan Municipal Money Market
New Jersey Tax-Free Money Market
New York Tax-Free Money Market
Ohio Municipal Money Market
Spartan Arizona Municipal
Money Market
Spartan California Municipal
Money Market
Spartan Connecticut Municipal
Money Market
Spartan Florida Municipal Money Market
Spartan Massachusetts Municipal
Money Market
Spartan Municipal Money Fund
Spartan New Jersey Municipal
Money Market
Spartan New York Municipal
Money Market
Spartan Pennsylvania Municipal
Money Market
Tax-Exempt Money Market
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0111
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE